UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 397-1122

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2011

Item 1:  Report to Shareholders.

Henderson
GLOBAL INVESTORS

Henderson

Global Funds

Semi-Annual Report
June 30, 2011

Money Market Fund
Strategic Income Fund (formerly Worldwide Income Fund)

Table of contents
Letter to shareholders	1
Strategic Income Fund
Commentary	2
Performance summary	3
Portfolios of investments	4
Statements of assets and liabilities	9
Statements of operations	10
Statements of changes in net assets	11
Statements of changes - capital stock activity	13
Financial highlights	16
Notes to financial statements.	18
Other information	27
Master portfolio financial statements and notes.	32

The Henderson Money Market Fund is a feeder fund that invests substantially all of its assets in the State Street Money Market Portfolio. The financial statements of the State Street Money Market Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Henderson Money Market Fund’s financial statements.

The Henderson Strategic Income Fund may invest in high yield, lower rated (junk) bonds which involve a greater degree of risk than investment grade bonds. As such, securities rated below investment grade generally entail greater credit, market, issuer and liquidity risk than investment grade securities. Moreover, the Fund is subject to interest rate risk which is the risk that debt securities in the Fund’s portfolio will decline in value because of increases in market interest rates. The Fund may borrow money which may adversely affect the return to shareholders of the Fund, also known as leverage risk.

International investing involves certain risks and increased volatility not associated with investing solely in the US. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. The Funds may invest in securities issued by smaller companies, which typically involves greater risk than investing in larger companies. Also, the Funds may invest in limited geographic areas and /or sectors which may result in greater market volatility. In addition some of the funds may invest in derivatives. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses.

The views in this report were those of the Fund managers as of June 30, 2011 and may not reflect the views of the managers on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

Henderson Global Funds	Letter to shareholders

Dear shareholder,

We are pleased to provide the semi-annual report for the Henderson Strategic Income and Money Market Funds, which covers the six months ended June 30, 2011.

Markets were volatile in the first half of the year as investors awaited solutions to both the Greek debt crisis and gridlock over the US debt ceiling. Renewed fears of a possible debt default in Greece roiled markets that were already weak over concerns that the current economic soft patch may be a slowdown. Fears of a Greek default have dominated economic coverage in recent months, as Greece’s credit rating was again downgraded by Standard & Poor’s from B to CCC, only four steps away from default.

Mixed signals have been emerging from Asia. Manufacturing growth in China, the world’s second largest economy, fell in June. However, there was better news from Japan, where industrial output grew by the most rapid pace in almost 60 years as manufacturing rebounded from the impact of the earthquake and tsunami in March. This data followed signs of an improvement in exports and retail sales, giving further support to the Bank of Japan’s view that the economy will recover by the end of the year.

Markets did recover sharply in the last week of June after the Greek parliament approved new austerity measures. Markets also responded positively to the International Energy Agency announcing the surprise release of 60 million barrels of oil in July to offset Libya’s lost production. The upcoming earnings season should prove critical for the near term direction of equities. Stocks have come under pressure in recent months, but have performed better than might have been expected given the challenges facing the global economy. Robust corporate profit growth and attractive valuations have provided the main support. Additionally, we believe stockpicking is of increasing importance given the diverging fortunes of many companies within the same sectors.

In other news, we are pleased to announce the upcoming ten-year anniversary of the Henderson Global Family of Funds on August 31, 2011. At that time, three of our mutual funds will achieve a ten year track record: the International Opportunities Fund (HFOAX), European Focus Fund (HFEAX) and Global Technology Fund (HFGAX). Over the past ten years, we have retained our focus on holding high-conviction securities through our bottom-up, opportunistic investing process. Now, as much as ever, we believe the “Henderson Difference” is a key factor in helping to diversify our clients’ portfolios through Funds that are truly differentiated from the competition.

Thank you for investing in the Henderson Global Funds. We appreciate your trust and support in our Funds and look forward to serving your financial needs in the years to come.

Chuck Thompson II
Vice President and Trustee, Henderson Global Funds

Henderson Global Funds	Commentary
Strategic Income Fund

Strategic Income Fund
Top 10 long term holdings
as a percentage
Security	of net assets
FS Funding AS	3.8%
Service Corp International	3.6
Daily Mail & General Trust	3.3
AXA S.A.	3.3
UPC Holding BV	3.1
Legal & General
Group plc	3.0
ITV plc	3.0
Bombardier, Inc.	2.8
Iron Mountain, Inc.	2.8
Aviva plc	2.8

Investors had to navigate a series of remarkable events over the first half of 2011. Starting with political upheaval in the Middle East and North Africa before moving to natural disasters in Japan and ending the period with the ongoing concern of a sovereign default in Europe. It is clear that the issues with Greece will remain troublesome for a number of years but the crisis may yet result in a political realization that a more federal Europe is the only credible solution. In combination with these events a downgrading of economic growth forecasts over the course of the first half resulted in a volatile market for risk assets such as corporate bonds. Indeed the market was punctuated by periods of “risk on” and “risk off” and in this kind of environment income has been the primary and most consistent driver of total return.

For the reporting period ended June 30, 2011, the Strategic Income Fund returned 3.77% (Class A at NAV) versus the benchmark, 50% Merrill Lynch Global High Yield (USD hedged)/50% Merrill Lynch Global Broad Market Corporates (USD hedged) Index, which posted a return of 3.60%. Positive performance was largely due to holding a large allocation of higher yielding credit. Risk assets rallied hard at the beginning of the year then faded due to the Japanese earthquake, the embroiling European peripheral crisis and sub par growth concerns. Markets subsequently rallied but halted on the high oil price, poor weather and supply chain disruption issues as a result of the earthquake. Sovereign bond yields were weak in the first quarter but recovered once fears of an economic soft patch took hold. Indeed, Treasuries were the surprise performer during the second quarter, outperforming investment grade which in turn outperformed high yield and subordinated bonds, respectively. Risk assets were broadly range bound but displayed significant volatility.

The Fund added to a number of existing high yield bonds early in the period, broadly financed from investment grade bonds which had performed very well, including Dish, Yum and Heineken. The Fund added exposure to new sectors such as equipment rental (United Rentals), restaurants (DineEquity), gaming (Boyd) and cinemas (Regal). We looked at many new high yield bonds but bought very few, either because the businesses had too much debt, or they were in cyclical or structurally declining industries which could not tolerate an excessive debt loan. We looked at bonds from printing press manufactures, autos, forklift truck manufacturers, food suppliers and retailers. High yield bond quality tends to vary by year and we are getting much more skeptical on the 2011 “vintage” year. In the weaker June period, the Fund added some high yield names at compelling prices including William Hill, a UK betting business and Generali, the Italian insurer. During the mid June volatility, the Fund added risk by using equity futures which performed well and profits were booked around month end.

Although the subpar US economic growth is of concern, it does mean that interest rates will likely not rise for some considerable time. Such an economic backdrop is a reasonably favorable backdrop for bond investors so long as core inflation pressures remain subdued. The core strategy for the Fund remains focusing on income returns as there are relatively few areas of the bond market where we see the prospect for capital appreciation. This is a reflection of the strong returns from bond funds over the previous couple of years and the progression of the economic cycle.

Henderson Global Funds	Performance summary
Strategic Income Fund

Total returns as of June 30, 2011†
						Since
	NASDAQ	Six	One	Three	Five	inception
At NAV	symbol	months	year	years*	years*	(9/30/03)*
Class A	HFAAX	3.77%	11.77%	4.25%	3.32%	5.44%
Class B	HFABX	3.38	10.92	3.56	2.60	4.68
Class C	HFACX	3.28	10.85	3.31	2.46	4.60
Class I**	HFAIX	3.70	11.69	4.23	3.31	5.43
With sales charge
Class A		-1.16%	6.45%	2.56%	2.32%	4.78%
Class B		-1.62	6.92	2.62	2.42	4.68
Class C		2.28	10.85	3.31	2.46	4.60
Index
50% ML Global High Yield / 50% ML
Global Corporate Index (USD-hedged)		3.60%	9.88%	10.64%	7.84%	7.13%
Barclays Capital Global Aggregate Bond
(ex US MBS) Index		4.59%	11.56%	5.85%	7.08%	6.00%

*	Average annual return.
**	Class I shares commenced operation on April 29, 2011. The performance for Class I shares prior to April 29, 2011 is based on the performance of Class A shares.
Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or distribution fee.
† Effective August 1, 2009, the Fund changed its fiscal year end from July 31 to December 31.

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 4.75%. Class B shares are subject to a CDSC which declines from 5% the 1st year to 0% at the beginning of the 7th year. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, B, C and I shares are 1.34%, 2.09%, 2.09% and 1.09%, respectively. However, the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) do not exceed 1.10%, 1.85%, 1.85% and 0.85% for Class A, B, C and I shares, which is in effect until July 31, 2020. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds’ website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. Effective May 19, 2006, the Henderson Income Advantage Fund changed its name, investment objective and policies and became the Henderson Worldwide Income Fund, now the Henderson Strategic Income Fund. The Fund’s historical performance may not represent current investment policies. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Bank of America Merrill Lynch Global Corporate Index tracks the performance of developed market investment grade corporate debt publicly issued in the major US and Eurobond markets. The Bank of America Merrill Lynch Global High Yield Index tracks the performance of US dollar, Canadian Dollar, British sterling and euro denominated developed market below investment grade corporate debt publicly issued in the major US or Eurobond markets. The Barclays Capital Global Aggregate Bond Index [ex US MBS] is a broad-based measure of the global investment-grade fixed-rate debt markets, excluding US Mortgage Bonds.

Henderson Global Funds	Portfolio of investments
(unaudited)

Money Market Fund

June 30, 2011

Mutual funds – 99.99%

Value
Investments in State Street Money Market Portfolio - 99.9%	$81,588,513
Total investments: 99.99%
(Identified cost $81,588,513)	81,588,513
Other assets and liabilities, net: 0.01%	7,090
Total net assets: 100.00%	$81,595,603

Henderson Money Market Fund invests substantially all of its investible assets into State Street Money Market Portfolio. At June 30, 2011, Henderson Money Market Fund owned 0.29% of the State Street Money Market Portfolio.

Maturities ladder as of June 30, 2011
Overnight (1 day)	29.8%
2-30 days	6.1
31-60 days	26.5
61-90 days	20.2
Over 90 days	17.3
Average maturity	31 days

*
Portfolio construction and maturities ladder represents the composition of the underlying holdings in the State Street Money Market Portfolio, whose financial statements are included elsewhere in this report. An investment in the Henderson Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Henderson Global Funds				Portfolio of investments
					(unaudited)
Strategic Income Fund
June 30, 2011

	Face				Value
	amount		Coupon	Maturity	(note 2)
Corporate bonds – 89.15%
		Canada – 2.83%
EUR	1,000,000	Bombardier, Inc	7.250%	11/15/16	$ 1,515,406

		Denmark – 3.81%
EUR	1,350,000	FS Funding AS	8.875	5/15/16	2,036,010

		France – 7.17%
USD	2,000,000	AXA S.A. (a) (b)	6.463	12/14/18	1,750,000
EUR	550,000	Crown European Holdings S.A	7.125	8/15/18	821,510
EUR	550,000	Rexel S.A	8.250	12/15/16	861,389
EUR	275,228	Rhodia S.A. (c)	4.077	10/15/13	401,117
					3,834,016
		Germany – 4.32%
EUR	383,000	HeidelbergCement AG	8.500	10/31/19	622,056
USD	500,000	Kabel BW Erste Beteiligungs GmbH (a)	7.500	3/15/19	512,500
USD	1,100,000	UPC Germany GmbH (a)	8.125	12/1/17	1,174,250
					2,308,806
		Ireland – 2.06%
EUR	750,000	Ardagh Glass Finance plc	8.750	2/1/20	1,101,207

		Luxembourg – 4.38%
GBP	400,000	Glencore Finance Europe S.A	6.500	2/27/19	681,912
EUR	1,100,000	UPC Holding BV	8.000	11/1/16	1,658,971
					2,340,883
		Netherlands – 7.95%
EUR	500,000	Ahold Finance USA LLC	5.875	3/14/12	746,290
GBP	400,000	Generali Finance B.V. (b)	6.214	6/16/16	548,893
EUR	690,000	ING Verzekeringen N.V. (c)	3.352	6/21/21	943,269
EUR	695,000	OI European Group B.V	6.750	9/15/20	1,005,334
EUR	675,000	Ziggo Bond Co. B.V. (a) (d)	8.000	5/15/18	1,008,217
					4,252,003
		Switzerland – 1.35%
USD	750,000	Swiss Re Capital I LP (a) (b)	6.854	5/25/16	724,864

		United Kingdom – 33.87%
GBP	1,100,000	Aviva plc (b)	6.125	9/29/22	1,491,802
EUR	700,000	BAA Funding, Ltd	4.600	2/15/18	1,027,475
USD	1,150,000	Barclays Bank plc (a) (b)	5.926	12/15/16	1,075,250
GBP	1,000,000	Daily Mail & General Trust	5.750	12/7/18	1,603,747
GBP	100,000	Daily Mail & General Trust	6.375	6/21/27	146,956
GBP	125,000	EGG Banking plc	6.875	12/29/21	197,378
GBP	400,000	F&C Finance plc	9.000	12/20/16	661,070
EUR	800,000	Investec Tier I UK LP plc (b)	7.075	6/24/15	986,102
GBP	1,002,000	ITV plc	5.375	10/19/15	1,592,079
GBP	1,100,000	Legal & General Group plc (b)	6.385	5/2/17	1,602,142
USD	1,100,000	Lloyds TSB Group plc (a) (b) (e)	6.267	11/14/16	814,000
EUR	650,000	Rexam plc (b)	6.750	6/29/17	919,032
USD	1,000,000	Royal Bank of Scotland Group plc (b) (e)	7.640	9/29/17	782,500

See notes to financial statements

Henderson Global Funds				Portfolio of investments
					(unaudited)
Strategic Income Fund
June 30, 2011 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
		United Kingdom (continued)
GBP	180,000	Royal Bank of Scotland plc	7.500%	4/29/24	$ 308,692
USD	1,100,000	Standard Chartered plc (b)	6.409	1/30/17	1,048,899
GBP	1,000,000	Standard Life plc (b)	6.750	7/12/27	1,436,431
GBP	650,000	Virgin Media Finance plc	8.875	10/15/19	1,157,972
GBP	500,000	William Hill plc	7.125	11/11/16	830,562
GBP	250,000	WPP plc	6.000	4/4/17	438,121
					18,120,210
		United States – 21.41%
USD	830,000	Boyd Gaming Corp. (a)	9.125	12/1/18	848,675
USD	1,250,000	Constellation Brands, Inc	7.250	5/15/17	1,365,625
USD	560,000	Digicel Group, Ltd. (a)	10.500	4/15/18	630,000
USD	615,000	DineEquity, Inc. (a)	9.500	10/30/18	670,350
USD	600,000	HCA Holdings, Inc. (a)	7.750	5/15/21	625,500
USD	1,500,000	Iron Mountain, Inc	6.625	1/1/16	1,507,500
EUR	2,500,000	Lehman Brothers UK Capital
		Funding IV LP (b) (e) (f) (g)	5.750	4/25/12	—
EUR	775,000	Levi Strauss & Co	7.750	5/15/18	1,092,960
USD	400,000	Nalco Co. (a)	6.625	1/15/19	412,000
USD	1,010,000	Pinnacle Entertainment, Inc	8.750	5/15/20	1,063,025
USD	400,000	Regal Entertainment Group	9.125	8/15/18	416,000
USD	150,000	RSC Equipment Rental, Inc	8.250	2/1/21	150,000
USD	1,740,000	Service Corp International	7.625	10/1/18	1,918,350
USD	600,000	United Rentals North America, Inc	8.375	9/15/20	610,500
USD	138,000	Windstream Corp	7.750	10/15/20	145,245
					11,455,730
		Total corporate bonds
		(Cost $47,681,229)			47,689,135

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund

June 30, 2011 (continued)

			Value
	Shares		(note 2)
Common stocks – 4.65%
		United Kingdom – 4.65%
GBP	12,800	British American Tobacco plc	$ 561,040
GBP	56,000	National Grid plc	550,498
GBP	23,000	Scottish & Southern Energy plc	514,210
GBP	325,000	Vodafone Group plc	862,220
			2,487,968
		Total common stocks
		(Cost $1,937,757)	2,487,968
Preferred stock – 0.94%
		United States - 0.94%
	500	Bank of America Corp	500,600

		Total preferred stock
		(Cost $500,000)	500,600

		Total long term investments
		(Cost $50,118,986)	50,677,703
Short term investment - 3.63%
	1,943,632	Fidelity Institutional Treasury Portfolio (d)	$ 1,943,632

		Total short term investment
		(Cost $1,943,632)	1,943,632
Total investments - 98.37%
		(Cost $52,062,618)	52,621,335
Net other assets and liabilities – 1.63%			871,729
Total net assets – 100.00%			$53,493,064

(a)
Restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended. At June 30, 2011 the securities had an aggregate value of $10,245,606, which represents 19.2% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	Security is a floating rate bond.
(d)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(e)	Security is in default.
(f)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(g)	Fair valued at June 30, 2011 as determined in good faith using procedures approved by the Board of Trustees.

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund

June 30, 2011 (continued)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	assets
Life & Health Insurance	10.23%
Containers – Metal/Glass	7.19
Commercial Banks Non- U.S.	6.44
Cable TV / Satellite T.V.	5.04
Multi-line Insurance	4.30
Building Maintenance & Services	3.81
Funeral Services & Related Items	3.59
Gambling (Non–Hotel)	3.54
Publishing – Newspapers	3.27
Internet Connectivity Services	3.10
Television	2.98
Diversified Manufacturing Operations	2.83
Commercial Services	2.82
Cellular Telecommunications	2.79
Beverages – Wine/Spirits	2.55
Telephone Integrated	2.44
Diversified Banking Institution	2.40
Apparel Manufacturers	2.04
Airport Development & Maintenance	1.92
Finance – Commercial	1.84
Electronic Parts Distribution	1.61
Casino Hotels	1.58
Chemicals Specialty	1.52
Rental Auto Equipment	1.42

Industry concentration as	% of Net
a percentage of net assets:	assets
Food Retail	1.40%
Special Purpose Entity	1.35
Distributions Wholesale	1.28
Retail – Restaurants	1.25
Investment Management & Advising Services	1.24
Medical Hospitals	1.17
Building Products – Cement Aggregates	1.16
Tobacco	1.05
Gas Distribution	1.03
Electric Integrated	0.96
Consulting Services	0.82
Theaters	0.78
Finance – Investment Banking & Brokerage	—
Long Term Investments	94.74
Short Term Investment	3.63
Total Investments	98.37
Net Other Assets and Liabilities	1.63
100.00%

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statement of assets and liabilities

June 30 , 2011

	Money	Strategic
	Market	Income
	Fund	Fund
Assets:
Investments in State Street Money Market Portfolio, at value	$81,588,513	$—
Investments in Securities, at value	—	50,677,703
Short term investment	—	1,943,632
Total investments, at value	81,588,513	52,621,335
Foreign cash, at value	—	77,935
Cash at broker for open futures contracts	—	197,972
Dividends and interest receivable	—	941,338
Receivable for fund shares sold	—	1,788,780
Unrealized appreciation on open futures contracts	—	55,766
Prepaid expenses and other assets	29,123	28,781
Total Assets	81,617,636	55,711,907
Liabilities:
Payable for fund shares redeemed	23	1,991,959
Payable for dividends	—	—
Payable for open forward foreign currency contracts	—	109,332
Payable to investment adviser	—	18,587
Payable for 12b-1 distribution and service fees	—	30,993
Accrued expenses and other payables	22,010	67,972
Total Liabilities	22,033	2,218,843
Net assets	$81,595,603	$53,493,064
Net assets consist of:
Paid-in capital	$81,594,305	$91,438,110
Accumulated undistributed net investment income (loss)	1,298	(568,055)
Accumulated net realized gain (loss) on investments, futures, options, and foreign currency transactions	—	(37,885,435)
Net unrealized appreciation (depreciation) of investments, futures, and foreign currencies	—	508,444
	$81,595,603	$53,493,064
Net assets:
Class A Shares	$2,726,608	$20,018,441
Class B Shares	$797,812	$8,109,494
Class C Shares	$3,068,491	$23,524,282
Class Z Shares	$75,002,692	N/A
Class I Shares	N/A	$1,840,847
Shares outstanding:
Class A Shares (unlimited number of shares authorized)	2,726,608	2,244,842
Class B Shares (unlimited number of shares authorized)	797,812	907,934
Class C Shares (unlimited number of shares authorized)	3,068,491	2,648,687
Class Z Shares (unlimited number of shares authorized)	75,002,692	N/A
Class I Shares (unlimited number of shares authorized)	N/A	206,599
Class A shares:
Net asset value and redemption price per share	$1.00	$8.92
Maximum sales charge*	N/A	4.75%
Maximum offering price per share	N/A	$9.36
Class B shares:
Net asset value and offering price per share	$1.00	$8.93
Class C shares:
Net asset value and offering price per share	$1.00	$8.88
Class Z shares:
Net asset value and offering price per share	$1.00	N/A
Class I shares:
Net asset value and offering price per share	N/A	$8.91
Investments, at cost	$81,588,513	$52,062,618
Foreign cash, at cost	$—	$76,234

* On sales of $50,000 or more, the sales charge will be reduced.

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)
Statement of operations
For the six months ended June 30, 2011

	Money	Strategic
	Market	Income
	Fund	Fund
Investment income:
Dividends	$—	$108,277
Income allocated from State Street Money Market Portfolio	99,603	—
Interest	—	1,785,340
Expenses allocated from State Street Money Market Portfolio	(24,986)	—
Total Investment Income	74,617	1,893,617
Expenses:
Investment Advisory fees	—	210,071
12b-1 distribution and service fees:
Class A Shares	3,517	31,055
Class B Shares	3,559	41,579
Class C Shares	13,407	126,226
Registration and filing fees	25,355	26,290
Audit fees	14,118	17,195
Printing and postage fees	13,394	16,062
Administrative fees	11,977	7,304
Transfer agent fees	7,751	39,981
Accounting fees	5,725	22,987
Legal fees	5,430	10,683
Trustees' fees and expenses	1,482	1,360
Compliance officer fees	1,133	1,100
Custodian fees	—	8,099
Miscellaneous fees	3,680	28,427
Total Expenses	110,528	588,419
Fees waived and expenses reimbursed by investment adviser	(32,357)	(91,841)
Fees waived by distributor	(20,483)	—
Net Expenses	57,688	496,578
Net investment income	16,929	1,397,039
Net realized and unrealized gain/(loss):
Net realized gain/(loss) from:
Investment transactions	—	935,739
Futures contracts	—	53,676
Foreign currency transactions	—	(2,142,876)
Net change in unrealized appreciation/(depreciation) of:
Investments	—	1,943,755
Futures contracts	—	(8,547)
Translation of other assets and liabilities	—	(53,771)
Net realized and unrealized gain/(loss)	—	727,976
Net increase in net assets resulting from operations	$16,929	$2,125,015

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes in net assets
Money Market Fund

	Six months ended	Year ended
	June 30, 2011	December 31, 2010
Net investment income	$16,929	$46,593
Net increase in net assets resulting from operations	16,929	46,593

Distributions to shareholders from net investment income:
Class A Shares	(704)	(2,578)
Class B Shares	(178)	(493)
Class C Shares	(670)	(2,573)
Class Z Shares	(15,377)	(40,949)
	(16,929)	(46,593)

Net increase/(decrease) in Fund share transactions:
Class A Shares	(342,593)	(654,423)
Class B Shares	95,268	(98,526)
Class C Shares	49,274	(1,003,062)
Class Z Shares	(493)	30,001,329
	(198,544)	28,245,318
Net increase/(decrease) in net assets	(198,544)	28,245,318

Net assets:
Beginning of period	81,794,147	53,548,829
End of period	$81,595,603	$81,794,147
Accumulated undistributed net investment income	$1,298	$1,298

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)
Statements of changes in net assets
Strategic Income Fund

	Six months ended	Year ended
	June 30, 2011	December 31, 2010
Net investment income	$1,397,039	$3,442,049
Net realized (loss) on investments, futures contracts, and foreign
currency transactions	(1,153,461)	(964,331)
Net change in unrealized appreciation of investments, futures contracts
and foreign currency translations	1,881,437	4,068,371
Net increase in net assets resulting from operations	2,125,015	6,546,089

Distributions to shareholders from net investment income:
Class A Shares	(627,069)	(1,212,447)
Class B Shares	(183,465)	(276,642)
Class C Shares	(553,459)	(971,551)
Class I Shares	(1,008)	—
	(1,365,001)	(2,460,640)

Distributions to shareholders from net realized gains:
Class A Shares	—	(466,804)
Class B Shares	—	(106,510)
Class C Shares	—	(374,056)
	—	(947,370)

Net increase/(decrease) in Fund share transactions:
Class A Shares	(8,493,060)	(8,886,617)
Class B Shares	(525,483)	356,139
Class C Shares	(3,797,760)	(4,533,368)
Class I Shares	1,843,004	—
	(10,973,299)	(13,063,846)
Net (decrease) in net assets	(10,213,285)	(9,925,767)

Net assets:
Beginning of period	63,706,349	73,632,116
End of period	$53,493,064	$63,706,349
Accumulated undistributed net investment (loss)	$(568,055)	$(600,093)

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)
Statements of changes - capital stock activity
Money Market Fund

	Six months ended	Year ended
	June 30, 2011	December 31, 2010
Amount
Class A shares:
Sold	$847,634	$5,981,792
Issued as reinvestment of dividends	576	1,954
Redeemed	(1,190,803)	(6,638,169)
Net decrease	$(342,593)	$(654,423)
Class B shares:
Sold	$325,575	$618,535
Issued as reinvestment of dividends	156	452
Redeemed	(230,463)	(717,513)
Net increase/(decrease)	$95,268	$(98,526)
Class C shares:
Sold	$1,350,836	$3,861,888
Issued as reinvestment of dividends	654	2,359
Redeemed	(1,302,216)	(4,867,309)
Net increase/(decrease)	$49,274	$(1,003,062)
Class Z shares:
Sold	$306,620,665	$426,552,955
Issued as reinvestment of dividends	15,378	40,949
Redeemed	(306,636,536)	(396,592,575)
Net increase/(decrease)	$(493)	$30,001,329

The number of shares sold, issued as reinvestment of dividends and redeemed approximates the dollar amount of transactions.

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)
Statements of changes - capital stock activity
Strategic Income Fund

	Six months ended	Year ended
	June 30, 2011	December 31, 2010
Amount
Class A shares:
Sold	$1,488,761	$7,504,819
Issued as reinvestment of dividends	438,966	1,143,214
Redeemed	(10,420,787)	(17,534,650)*
Net decrease	$(8,493,060)	$(8,886,617)
Class B shares:
Sold	$89,887	$2,190,741
Issued as reinvestment of dividends	78,103	149,698
Redeemed	(693,473)	(1,984,300)*
Net increase/(decrease)	$(525,483)	$356,139
Class C shares:
Sold	$1,641,492	$5,339,610
Issued as reinvestment of dividends	335,748	772,516
Redeemed	(5,775,000)	(10,645,494)*
Net decrease	$(3,797,760)	$(4,533,368)
Class I shares:
Sold	$1,841,996	$—
Issued as reinvestment of dividends	1,008	—
Net increase	$1,843,004	$—
Shares
Class A shares:
Sold	165,182	860,440
Issued as reinvestment of dividends	48,950	131,056
Redeemed	(1,163,200)	(2,020,264)
Net decrease	(949,068)	(1,028,768)
Class B shares:
Sold	10,000	250,158
Issued as reinvestment of dividends	8,699	17,136
Redeemed	(77,171)	(226,079)
Net increase/(decrease)	(58,472)	41,215
Class C shares:
Sold	183,366	616,491
Issued as reinvestment of dividends	37,595	88,911
Redeemed	(645,222)	(1,216,752)
Net decrease	(424,261)	(511,350)
Class I shares:
Shares sold	206,487	—
Issued as reinvestment of dividends	112	—
Net increase	206,599	—

*	Amounts shown are inclusive of redemption fees.

See notes to financial statements

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Henderson Global Funds	Financial highlights
(unaudited)
For a share outstanding throughout the periods indicated

		Income (loss) from investment operations:						Less distributions:
				Net			Dividends	Distributions
	Net asset	Net		realized and	Total		from	from net
	value,	investment		unrealized gain	from		net	realized	Return
	beginning	income		(loss) on	investment		investment	capital	of	Total
	of period	(loss) (c)		investments	operations		income	gains	capital	distributions
Money Market (b)
Class A
Period Ended 6/30/2011	$1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Year Ended 12/31/2010	1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Period Ended 12/31/2009(a)	1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Class B
Period Ended 6/30/2011	$1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Year Ended 12/31/2010	1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Period Ended 12/31/2009(a)	1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Class C
Period Ended 6/30/2011	$1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Year Ended 12/31/2010	1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Period Ended 12/31/2009(a)	1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Class Z
Period Ended 6/30/2011	$1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Year Ended 12/31/2010	1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Period Ended 12/31/2009(a)	1.00	0.00	(d)	0.00	0.00	(d)	0.00 (d)	0.00	0.00	0.00 (d)
Strategic Income
Class A
Period Ended 6/30/2011	$8.82	0.23		0.10	0.33		(0.23)	0.00	0.00	(0.23)
Year Ended 12/31/2010	8.44	0.46		0.38	0.84		(0.33)	0.00	(0.13)	(0.46)
Period Ended 12/31/2009(a)	7.60	0.21		0.83	1.04		0.00	0.00	(0.20)	(0.20)
Year Ended 7/31/2009	9.45	0.63		(1.78)	(1.15)		(0.70)	0.00	0.00	(0.70)
Year Ended 7/31/2008	10.87	0.71		(1.37)	(0.66)		(0.76)	0.00	0.00	(0.76)
Year Ended 7/31/2007	10.78	0.66		0.08	0.74		(0.65)	0.00	0.00	(0.65)
Year Ended 7/31/2006	11.03	0.71		(0.22)	0.49		(0.74)	0.00	0.00	(0.74)
Class B
Period Ended 6/30/2011	$8.83	0.20		0.10	0.30		(0.20)	0.00	0.00	(0.20)
Year Ended 12/31/2010	8.46	0.40		0.37	0.77		(0.29)	0.00	(0.11)	(0.40)
Period Ended 12/31/2009(a)	7.61	0.19		0.84	1.03		0.00	0.00	(0.18)	(0.18)
Year Ended 7/31/2009	9.44	0.56		(1.75)	(1.19)		(0.64)	0.00	0.00	(0.64)
Year Ended 7/31/2008	10.84	0.64		(1.36)	(0.72)		(0.68)	0.00	0.00	(0.68)
Year Ended 7/31/2007	10.76	0.57		0.07	0.64		(0.56)	0.00	0.00	(0.56)
Year Ended 7/31/2006	11.00	0.62		(0.20)	0.42		(0.66)	0.00	0.00	(0.66)
Class C
Period Ended 6/30/2011	$8.79	0.20		0.09	0.29		(0.20)	0.00	0.00	(0.20)
Year Ended 12/31/2010	8.41	0.40		0.38	0.78		(0.29)	0.00	(0.11)	(0.40)
Period Ended 12/31/2009(a)	7.59	0.19		0.81	1.00		0.00	0.00	(0.18)	(0.18)
Year Ended 7/31/2009	9.45	0.57		(1.79)	(1.22)		(0.64)	0.00	0.00	(0.64)
Year Ended 7/31/2008	10.86	0.64		(1.37)	(0.73)		(0.68)	0.00	0.00	(0.68)
Year Ended 7/31/2007	10.78	0.57		0.07	0.64		(0.56)	0.00	0.00	(0.56)
Year Ended 7/31/2006	11.02	0.63		(0.21)	0.42		(0.66)	0.00	0.00	(0.66)
Class I
Period Ended 6/30/2011(f)	$9.06	0.09		(0.15)	(0.06)		(0.09)	0.00	0.00	(0.09)

(a)	The Money Market commenced operations on April 20, 2009. The Strategic Income changed its fiscal year end from July 31 to December 31 in 2009.
(b)	The per share amounts and percentages include the Fund's proportionate share of income, expenses and net realized and unrealized gains or losses of the State Street Money Market Portfolio.
(c)	Per share data was calculated using average shares outstanding during the period.
(d)	Amount represents less than $0.01.
(e)
Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(f)	Inception date for Class I shares was April 29, 2011.
See notes to financial statements

Henderson Global Funds	Financial highlights
(unaudited)

					Ratios to average net assets:
							Annualized ratio of
					Annualized	Annualized	operating expenses
					ratio of	ratio of	to average net
		Net asset		Net assets,	operating	net investment	assets without
		value,		end of	expenses to	income/(loss)	waivers and/or	Portfolio
Redemption		end of	Total	period	average	to average	expenses	turnover
fees		period	return (e)	(000)	net assets	net assets	reimbursed	rate

0.00		$1.00	0.03%	$2,727	0.24%	0.05%	0.59%	N/A
0.00		1.00	0.06	3,069	0.25	0.06	0.63	N/A
0.00		1.00	0.09	3,724	0.35	0.13	0.78	N/A

0.00		$1.00	0.03%	$798	0.24%	0.05%	1.34%	N/A
0.00		1.00	0.06	703	0.25	0.06	1.38	N/A
0.00		1.00	0.09	801	0.35	0.13	1.53	N/A

0.00		$1.00	0.03%	$3,068	0.24%	0.05%	1.34%	N/A
0.00		1.00	0.06	3,019	0.25	0.06	1.38	N/A
0.00		1.00	0.09	4,022	0.35	0.13	1.53	N/A

0.00		$1.00	0.03%	$75,003	0.24%	0.05%	0.34%	N/A
0.00		1.00	0.06	75,003	0.25	0.06	0.38	N/A
0.00		1.00	0.09	45,002	0.35	0.13	0.53	N/A

0.00		$8.92	3.77%	$20,018	1.27%	5.20%	1.58%	13%
0.00	(d)	8.82	10.17	28,171	1.30	5.30	1.54	38
0.00	(d)	8.44	13.82	35,656	1.30	6.19	1.63	11
0.00	(d)	7.60	(10.71)	28,905	1.30	8.69	1.62	53
0.00	(d)	9.45	(6.47)	64,687	1.30	6.87	1.45	41
0.00		10.87	6.71	39,470	1.30	5.89	1.77	73
0.00		10.78	4.70	17,927	1.30	6.61	1.93	161

0.00		$8.93	3.38%	$8,109	2.02%	4.48%	2.33%	13%
0.00	(d)	8.83	9.21	8,537	2.05	4.55	2.29	38
0.00	(d)	8.46	13.59	7,824	2.05	5.44	2.38	11
0.00	(d)	7.61	(11.23)	6,325	2.05	8.02	2.37	53
0.00	(d)	9.44	(7.00)	5,789	2.05	6.13	2.20	41
0.00		10.84	5.93	5,003	2.05	5.17	2.52	73
0.00		10.76	3.93	5,210	2.05	5.77	2.68	161

0.00		$8.88	3.28%	$23,524	2.02%	4.47%	2.33%	13%
0.00	(d)	8.79	9.39	26,997	2.05	4.55	2.29	38
0.00	(d)	8.41	13.22	30,152	2.05	5.45	2.38	11
0.00	(d)	7.59	(11.55)	28,513	2.05	7.96	2.37	53
0.00	(d)	9.45	(7.09)	62,906	2.05	6.17	2.20	41
0.00		10.86	5.92	29,752	2.05	5.11	2.52	73
0.00		10.78	3.92	13,150	2.05	5.78	2.68	161

0.00		$8.91	(0.67)%	$1,841	1.02%	5.91%	1.33%	13%

Henderson Global Funds	Notes to financial statements
(unaudited)

Note 1. Organization

Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among ten series: seven series of the Trust, Henderson Emerging Market Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Leaders Fund (formerly known as Henderson Global Opportunities Fund), Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Japan Focus Fund (formerly known as Henderson Japan-Asia Focus Fund) are not included in this report because their fiscal year end is July 31. Henderson International All Cap Equity Fund has a fiscal year ending December 31, and is not included in this report. The Henderson Money Market Fund (“Money Market”) and Henderson Strategic Income Fund (“Strategic Income”) (formerly known as Henderson Worldwide Income Fund) (collectively, the “Funds”), have fiscal years ending December 31, are both diversified and included in this report. Effective June 1, 2011, Henderson Worldwide Income Fund changed its name to Henderson Strategic Income Fund and commenced offering Class I shares on April 29, 2011.

Money Market is a feeder fund that invests substantially all of its assets in the State Street Money Market Portfolio, (the “Master Portfolio”), a series of State Street Master Funds. The investment objective and policies of Master Portfolio are substantially similar to those of Money Market. The value of Money Market’s investment in Master Portfolio reflects its proportionate interest in the net assets of Master Portfolio (0.29% at June 30, 2011). The performance of Money Market is directly affected by the performance of the Master Portfolio. The financial statements of Master Portfolio are included elsewhere in this report and should be read in conjunction with Money Market’s financial statements. The investment objective of Money Market is to seek to maximize current income while providing liquidity, preservation of capital, and a stable $1.00 per share price.

The Funds offer the following share classes:

Strategic Income	Class A
Class B
Class C
Class I

Money Market	Class A
Class B
Class C
Class Z

Class A shares generally provide for a front-end sales charge for Strategic Income only. Class B shares and Class C shares provide for a contingent deferred sales charge. Class I shares are not subject to a front end or contingent deferred sales charge.

Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the eighth anniversary of issuance. Effective November 30, 2010, the Funds will not accept new or additional investments in Class B shares of the Funds with the limited exception that current Class B shareholders may continue to have their dividends automatically reinvested in Class B shares of their Fund. As described in the prospectus, Class B shares of the Fund may continue to be exchanged with Class B shares of other Henderson Global Funds. In addition, direct purchases of Class C shares of the Money Market Fund are not permitted. Class Z shares are only available for purchase by other series of the Trust.

Note 2. Significant accounting policies

Security valuation

Money Market records its investments in Master Portfolio at its reported Net Asset Value (NAV) which approximates fair market value. The valuation polices of Master Portfolio are discussed in Note 2 of Master Portfolio’s Notes to Financial Statements, which are included elsewhere within this report.

Securities and derivatives traded on a recognized exchange or markets are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Henderson Global Funds	Notes to financial statements
(unaudited)

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

Any transfers between levels are disclosed, effective beginning of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Fund management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Henderson Global Funds	Notes to financial statements
(unaudited)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ investments carried at value:

Money Market

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
identical assets		inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Mutual Funds	$—	$81,588,513	$—	$81,588,513
Total	$—	$81,588,513	$—	$81,588,513

Strategic Income
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
identical assets		inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
Canada	$—	$1,515,406	$—	$1,515,406
Denmark	—	2,036,010	—	2,036,010
France	—	3,834,016	—	3,834,016
Germany	—	2,308,806	—	2,308,806
Ireland	—	1,101,207	—	1,101,207
Luxembourg	—	2,340,883	—	2,340,883
Netherlands	—	4,252,003	—	4,252,003
Switzerland	—	724,864	—	724,864
United Kingdom	—	18,120,210	—	18,120,210
United States	—	11,455,730	—	11,455,730
Total Corporate Bonds	—	47,689,135	—	47,689,135
Common Stocks
United Kingdom	2,487,968	—	—	2,487,968
Total Common Stock	2,487,968	—	—	2,487,968
Preferred Stock
United States	500,600	—	—	500,600
Total Preferred Stock	500,600	—	—	500,600
Short Term Investment	1,943,632	—	—	1,943,632
Total Investments	4,932,200	47,689,135	—	52,621,335
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	138,161	—	138,161
Index Futures Contracts	55,766	—	—	55,766
Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	(247,493)	—	(247,493)
Total Financial Derivative Instruments	$55,766	$(109,332)	$—	$(53,566)

During the six months ended June 30, 2011, there were no transfers in or out of security levels as a result of the fair value pricing procedures utilized by the Fund.

Henderson Global Funds	Notes to financial statements
(unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Change in					Balance
	Balance as of	Accrued		unrealized			Transfers	Transfers	as of
Investments in	January 1,	discounts/	Realized	appreciation			in to	out of	June 30,
Securities	2011	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2011
Corporate Bonds
Netherlands Arran Corporate
Loans B.V., Class E3	$1,850,000	$1,594	$55,185	$93,221	$0	$(2,000,000)	$0	$0	$0
United States
Lehman Brothers UK Capital
Funding IV LP	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$1,850,000	$1,594	$55,185	$93,221	$0	$(2,000,000)	$0	$0	$0

The total net change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2011 was $0.

Security transactions and investment income

Investment transactions are accounted for on trade date. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Withholding taxes on foreign dividends are accrued in accordance with the applicable country’s tax rules and rates. Securities gains and losses are determined on the specified identified cost basis, which is the same basis used for federal income tax purposes.

In addition to the types of income noted above, Money Market also records its pro-rata share in the net investment income and gains or losses of the Master Portfolio. Net investment income for Money Market consists of the Money Market’s pro-rata share of the net investment income of the Master Portfolio less all expenses of the Money Market. Realized gains and losses from security transactions consist of the Money Market’s pro-rata share of the realized gains and losses of the Master Portfolio.

Foreign currency translation

Strategic Income’s investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Strategic Income does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments on the Statements of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward foreign currency contracts

Strategic Income may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forwards include net gains or losses on contracts that have matured or which the Fund has terminated by entering into offsetting closing transactions. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

Henderson Global Funds	Notes to financial statements
(unaudited)

Strategic Income held the following open forward foreign currency contracts at June 30, 2011:

			Unrealized
Value	Local	Current	appreciation/
date	amount	value	(depreciation)
Euro
Short 7/22/11	12,975,496	18,807,513	(247,493)
Euro
Long 7/22/11	1,104,393	1,600,778	778
British
Pound
Short 7/22/11	10,340,488	16,592,517	137,383

During the six months ended June 30, 2011, average notional value related to forward foreign currency contracts was $14 million or 25.5% of net assets.

Futures contracts

Strategic Income is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies and to gain exposure to Equity Indicies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying security. The Fund realizes a gain or loss upon the expiration or closing of the futures contracts. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there are minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the contracts against default.

The Strategic Income Fund held the following open interest rate futures contracts at June 30, 2011.

Number		Aggregate
of	Expiration	notional	Unrealized
contracts	date	value	appreciation
FTSE 100
Index (Long) 15	9/30/11	$1,420,983	$55,766

During the six months ended June 30, 2011 the Fund’s average notional value related to futures contracts was $2 million or 3.4% of net assets.

Options purchased

Strategic Income may purchase options on futures indicies to create investment exposure consistent with its investment objective or to hedge or limit exposure of its positions. Options are valued daily and unrealized appreciation or depreciation is recorded. The Fund realizes a gain or loss upon the expiration or closing of the option transaction. Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying futures indexes, the possibility of an illiquid market for the option or the inability of counterparties to perform.

Derivative instruments

The following table summarizes the Strategic Income fair value of derivative instruments held at June 30, 2011 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Location on statement of
	assets and liabilities	Fair value
Assets
Foreign currency	Payable for open
contracts	forward foreign
	currency contracts	$144,749

Index futures	Unrealized appreciation
	on open
	futures contracts	$55,766

Liabilities
Foreign currency	Payable for open
contracts	forward foreign
	currency contracts	$254,081

Henderson Global Funds	Notes to financial statements
(unaudited)

Additionally, the amount of gains and losses on derivative instruments recognized in Strategic Income’s earnings during the period and the related location on the accompanying Statement of Operations is summarized in the following table by primary risk exposure:

	Location on statement
	of operations
		Realized
		gain (loss)
Interest rate	Realized gain (loss)
futures	from futures
	contracts	$53,676

Foreign currency	Realized gain (loss)
contracts	from foreign currency
	transactions	$(2,135,935)

		Change in unrealized
		gain (loss)
Interest rate	Unrealized gain (loss)
futures	from futures
	contracts	$(64,313)

Index futures	Unrealized gain (loss)
	from futures
	contracts	$55,766

Foreign currency	Unrealized gain (loss)
contracts	from foreign currency
	transactions	$(50,500)

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted.

Use of estimates

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Expenses

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other expenses are allocated proportionately among each Fund within the Trust based on average daily net assets or on another reasonable basis. Money Market indirectly bears a pro-rata share of the fees and expenses of the Master portfolio in which the Fund invests.

Federal income taxes

The Trust’s policy is that each Fund continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months. The Funds intend to file tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

Strategic Income intends to utilize provisions of the federal income tax laws, which allows it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2010, Strategic Income had the following capital loss carryforwards:

	Expiring	Expiring	Expiring	Expiring
	on	on	on	on
	July 31,	July 31,	July 31,	July 31,
	2014	2015	2016	2017
Strategic
Income	$341,836	$207,447	$477,632	$1,001,344

	Expiring	Expiring
	on	on
	December 31,	December 31,
	2017	2018
Strategic Income	$34,174,962	$336,160

At December 31, 2010, Strategic Income deferred post-October losses, which will be recognized on the first day of the following year:

Currency
loss deferred
Strategic Income	$497,346

Distributions to shareholders

Money Market distributions of net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per

Henderson Global Funds	Notes to financial statements
(unaudited)

share, unless offset by any available capital loss carryforward. Income distributions and capital and gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Strategic Income distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts based on their federal tax-basis treatment.

The tax character of distributions paid during the year ended December 31, 2010 and the six months ended June 30, 2011, were as follows:

Year ended	Ordinary	Return of
December 31, 2010	income	capital
Money Market	$49,593	$—
Strategic Income	2,460,640	947,370

Six months ended	Ordinary
June 30, 2011	income
Money Market	$16,929
Strategic Income	1,365,001

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Unrealized
	ordinary	appreciation
	income	(depreciation)
Money Market	$32,707	$—
Strategic Income	–	(1,667,476)

Note 3. Investment advisory fees and other transactions with affiliates

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. (“HGINA”) acts as the Fund’s investment adviser. HGINA is an indirect wholly owned subsidiary of Henderson Group plc. HGINA supervises the investments for Money Market and no fee is payable to HGINA at any time. Money Market invests substantially all its assets in a master-feeder structure. Prior to June 1, 2011, for Strategic Income HGINA received a fee for its services, paid based on the Fund’s average daily managed assets as set forth below.

Strategic Income1	First $1 billion	0.75%
	Next $500 million	0.70%
	Over $1.5 billion	0.65%

1 Managed assets mean the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). Since the Fund pays HGINA based on the Fund’s average daily managed assets, HGINA’s fee will be higher if the Fund is leveraged.

Effective June 1, 2011, HGINA earns a fee for its services, paid based on the Fund’s average daily net assets as set forth below.

Strategic Income	First $1 billion	0.55%
	Next $500 million	0.50%
	Over $1.5 billion	0.45%

Pursuant to separate contractual Expense Limitation Agreements for Money Market, HGINA has agreed to waive or limit the Fund’s expenses, including its pro-rata allocation of expense from the Master Portfolio, and, if necessary, to reimburse other operating expenses of the Fund in order to limit total annual expenses, less distribution and service fees, to 0.40% of the Fund’s average daily net assets through July 31, 2012. For Strategic Income, HGINA has also agreed to waive or limit its advisory fee and, if necessary, to reimburse other operating expenses of Strategic Income in order to limit total annual ordinary operating expenses, to 0.85% of average daily net assets through July 31, 2020. Under the Expense Limitation Agreements, the annual expense limit including distribution and service fees as a percentage of average daily net assets was as follows:

		Class
	Class A	B & C	Class I	Class Z
Money
Market	0.40%	0.40%	N/A	0.40%
Strategic
Income	1.10%	1.85%	0.85%	N/A

Henderson Global Funds	Notes to financial statements
(unaudited)

HGINA may limit expenses to the extent it deems appropriate to enhance the yield of Money Market during periods when fixed expenses have a significant impact on the yield of the Fund because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by HGINA at any time without notice.

HGINA is a direct subsidiary of Henderson International Inc. (“HII”). At June 30, 2011 HII owned the following number of shares in the Funds:

Shares
Strategic Income Class I	1,114

On June 30, 2011, the Henderson International Opportunities Fund, a separate series of the Henderson Global Funds, owned 91.9% of Money Market. The Henderson International Opportunities Fund invests a portion of its uninvested cash in Money Market to assist with short-term cash management.

Note 4. Compensation of trustees and officers

Certain officers and trustees of the Trust are also officers of HGINA. None of the Trust’s officers, other than the Compliance Officer, are compensated by the Trust. The Trust makes no direct payment to trustees affiliated with HGINA. Fees paid to Trustees are reflected as Trustees’ fees and expenses in the Statements of Operations.

The Funds bear a portion of the compensation paid to the compliance officers who perform services for the Trust. This compensation is reflected as Compliance officer fees in the Statements of Operations.

Note 5. Distribution

The Trust has adopted a distribution plan for Class A, Class B and Class C shares of the Funds in accordance with Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Under the 12b-1 Plan, the Funds pay the distributor an annual fee of 0.25% of the average daily net assets attributable to its Class A shares, an annual fee of 1.00% of the average daily net assets attributable to its Class B and C shares. The 12b-1 Plan is used to induce or compensate financial intermediaries (including brokerage firms, depository institutions and other firms) to provide distribution and/or services to the Funds and their shareholders. In accordance with a waiver agreement, the distributor has agreed to waive all distribution and service fees for Money Market from the commencement of operations through April 30, 2013.

Note 6. Investment transactions

Purchases and sales of investment securities, excluding short-term investments and U.S. government securities, for Strategic Income during the six months ended June 30, 2011, were as follows:

	Purchases	Sales
Strategic Income	$7,153,544	$16,763,970

The U.S. federal income tax basis of Strategic Income’s investments excluding foreign currency, forward currency contracts and futures at June 30, 2011, and the gross unrealized appreciation and depreciation, were as follows:

Strategic
Income
Cost	$52,195,802
Gross unrealized appreciation	4,188,665
Gross unrealized depreciation	(3,763,132)
Net unrealized appreciation	323,644

Tax cost and book cost are the same for Money Market.

Note 7. Significant concentrations

Strategic Income invests a substantial percentage of its assets in securities of foreign issuers. Strategic Income may also invest a substantial percentage of its net assets in securities of emerging market countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. Some countries in which the Fund invests may require government approval for repatriation of investment income, capital or the proceeds for sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Strategic Income invests primarily in income producing securities with a focus on foreign investment grade debt. It may also invest in lower quality high yield securities. Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds”. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact

Henderson Global Funds	Notes to Financial statements
(unaudited)

on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established secondary market and because of a decline in value of such securities.

Strategic Income may invest a high percentage of its net assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Fund’s net assets and will cause the value of its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

Note 8. Borrowing arrangements

The Trust has a $100 million credit facility for certain funds of the Trust, including Strategic Income, to facilitate portfolio liquidity. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 1.25%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. The commitment fee is included in Miscellaneous fees on the Statements of Operations. No amounts were borrowed under this facility for Strategic Income during the six months ended June 30, 2011.

Henderson Global Funds	Other information
(unaudited)

Proxy voting policies

The Funds have filed with the Securities and Exchange Commission their proxy voting records for the twelve months ended June 30, 2011 on Form N-PX, which must be filed each year by August 31. Form N-PX is available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds did not hold any votable positions during the reporting period. The Funds’ proxy voting records and proxy voting policies and procedures are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds’ website at www.hendersonglobalinvestors.com.

Quarterly portfolio of investments

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q. The Funds have filed with the Securities and Exchange Commission the Form N-Q and it is available on the Securities and Exchange Commission’s website at www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds’ website at www.hendersonglobalinvestors.com.

Approval of continuation of investment advisory agreement

The Board of Trustees of Henderson Global Funds oversees the management of the Funds and, as required by law, the investment advisory agreement for the Funds.

In connection with their consideration of that agreement for the Funds, the Trustees received and reviewed a substantial amount of information provided by Henderson Global Investors (North America) Inc. (the “Adviser”) in response to detailed requests of the Independent Trustees and their independent legal counsel. The Trustees also discussed with representatives of management the operations of the Funds and the nature and quality of the advisory and other services provided to the Funds by the Adviser. The Independent Trustees also received and reviewed a memorandum from their counsel regarding their responsibilities in considering continuation of the agreements. Throughout their consideration of the agreements the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met with management to consider the agreements, and they also met separately in executive session with their counsel.

The Trustees noted that the Money Market Fund is a feeder fund that invests substantially all of its assets in a master portfolio, the State Street Money Market Portfolio.

May 20, 2011 meeting

At a meeting held on May 20, 2011, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Nature, extent and quality of services

The Trustees reviewed and considered the nature, extent and quality of the services provided to the Funds by the Adviser, taking into account the investment objective and strategy of each Fund and the knowledge they had gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed the resources and key personnel of the Adviser, especially the personnel who provide investment management services to the Funds. The Trustees also considered other services provided to the Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Funds’ investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations.

Performance and fees

The Trustees considered each Fund’s investment performance over various time periods. They reviewed information comparing each Fund’s performance with the performance of the Fund’s benchmark and with the performance of comparable funds and peer groups identified by Lipper, an independent provider of investment company data.

The Trustees examined information on the fees and other expenses paid by each Fund in comparison to information for other comparable funds as provided by Lipper.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the very competitive environment for investment management talent and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed the management fees of the Adviser for certain affiliated funds.

The Trustees also reviewed the financial statements of the Adviser and financial information related to its parent company and its corporate structure. In their review, the Trustees considered whether the Adviser receives adequate incentives to manage the Funds effectively. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the organizational structure of the particular manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager’s capital structure and cost of capital.

Henderson Global Funds	Other information
(unaudited)

Economies of scale

The Trustees received and considered information about the potential of the Adviser to experience economies of scale as the assets of the Funds increase. The Trustees also noted that the advisory agreement included breakpoints in the fee schedule for the Strategic Income Fund, thereby sharing more economies of scale if the assets of the Fund increase significantly.

Other benefits to the adviser

The Trustees also considered benefits that accrue to the Adviser from its relationship with the Funds and their use of commissions paid on portfolio brokerage transactions of the Funds to obtain research products and services benefiting the Fund and/or other clients.

June 7, 2011 meeting

At a meeting held on June 7, 2011, it was noted that the Board had met previously in-person on May 20, 2011, to review annual approval related materials. The representatives of the Adviser indicated that there had not been any material changes to the information that had been provided for the May 20, 2011 meeting.

Based on their evaluation of the information provided by the Adviser and other information, the Trustees determined that the overall arrangements between each Fund and the Adviser were fair and reasonable in light of the nature and quality of the services provided by the Adviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. In making that determination, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered paramount or dispositive and each Trustee may have weighed the information differently.

Nature, extent and quality of services

The Trustees reviewed and considered the nature, extent and quality of the services provided to the Funds by the Adviser, taking into account the investment objective and strategy of each Fund and the knowledge they had gained from their May 20, 2011 meeting and their regular meetings with management on at least a quarterly basis. The Trustees concluded that the nature and extent of the services provided to each Fund by the Adviser were appropriate and consistent with the terms of the respective advisory agreements, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel with the appropriate education and experience to serve the Funds effectively, and had demonstrated their continuing ability to attract and retain well-qualified personnel.

Performance and fees

The Trustees considered each Fund’s investment performance over various time periods. They concluded that the performance of each Fund met or exceeded acceptable levels and that each Fund and its shareholders were benefiting from the current management of the Fund.

The Trustees examined information on the fees and other expenses paid by each Fund in comparison to information for other comparable funds as provided by Lipper. The Trustees also reviewed the management fees of the Adviser for certain affiliated funds. The Trustees reviewed information on the profitability of (or loss) to the Adviser and its affiliates of their relationships with each Fund and concluded that the Adviser’s profitability level with respect to each Fund in relation to the services rendered was not unreasonable. Finally, the Trustees considered the financial condition of the Adviser, which they found to be sound.

The Trustees concluded that the management fees and other compensation payable by each Fund to the Adviser were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees the Adviser charges to other clients. The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Fund, the quality of services provided by the Adviser, the investment performance of the Fund and the expense limitations agreed to by the Adviser.

Economies of scale

The Trustees received and considered information about the potential of the Adviser to experience economies of scale as the assets of the Funds increase. Based on all of the information they reviewed, the Trustees concluded that the current fee structure of each Fund was reasonable and that those rates of fees do reflect a sharing between the Adviser and the Fund of economies of scale at the current asset level of the Fund.

Other benefits to the adviser

The Trustees also considered benefits that accrue to the Adviser from its relationship with the Funds and their use of commissions paid on portfolio brokerage transactions of the Funds to obtain research products and services benefiting the Fund and/or other clients. The Trustees concluded that the use by the Adviser of commissions paid by the Funds to obtain research products and services was consistent with regulatory requirements and likely benefits the Funds.

After full consideration of the above factors as well as other factors that were instructive in analyzing the management arrangements, the Trustees, including all of the Independent Trustees, concluded that the continuation of the investment advisory for each Fund was in the best interest of the Fund and its shareholders.

Henderson Global Funds	Other information
(unaudited)

Statement pursuant to section 19(a) of the
investment company act of 1940

The exact source of aggregate fund distributions for each fiscal year can only be determined as of the end of each Fund’s fiscal year, December 31. However, under Section 19(a) of the Investment Company Act of 1940, the Funds are required to indicate the source of each distribution to shareholders at the time of payment if the distribution is made from any source other than accumulated undistributed net income. For purposes of this disclosure, the source of each distribution is based on U.S. Generally Accepted Accounting Principles (“GAAP”) and will differ from federal income tax-based reporting provided to shareholders due to certain tax adjustments. For federal income tax purposes, the Funds will send you a Form 1099-DIV for each calendar year that will tell you how to report these distributions.

Strategic Income is making the following disclosures pursuant to Section 19(a).

During the period ended June 30, 2011, Strategic Income paid the following monthly distributions which were paid in part from sources other than accumulated undistributed net income as measured at the time of payment:

			% from
			Accumu-	% from
			lated	Accumu-
Ex and		undistributed		lated	% from
pay	Record		net	realized	Paid-in
date	date	Amount	income	gains	capital
Jan. 28,	Jan. 27,	Class A: $0.033409	0.0%	0.0%	100.0%
2011	2011	Class B: $0.028068	0.0%	0.0%	100.0%
		Class C: $0.028068	0.0%	0.0%	100.0%
Feb. 25,	Feb. 24,	Class A: $0.035984	0.0%	0.0%	100.0%
2011	2011	Class B: $0.031226	0.0%	0.0%	100.0%
		Class C: $0.031226	0.0%	0.0%	100.0%
Mar. 30,	Mar. 29,	Class A: $0.039792	39.0%	0.0%	61.0%
2011	2011	Class B: $0.033576	39.0%	0.0%	61.0%
		Class C: $0.033576	39.0%	0.0%	61.0%

All other monthly distributions paid by Strategic Income were paid exclusively from accumulated undistributed net income. In aggregate, approximately 42.4% or $578,441.45 of distributions paid by Strategic Income during the period ended June 30, 2011, were paid from paid-in capital.

Federal tax information

Certain tax information for the Funds is required to be provided to shareholders based on the Funds’ income and distributions for the taxable year ended December 31, 2011. In February 2012, shareholders will receive Form 1099-DIV which will include their share of foreign tax credit, qualified dividends and capital gains distributed during the calendar year 2011. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Shareholder expense

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. The example in Table 1 and Table 2 is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the six-months ended June 30, 2011.

Actual expenses

Table 1 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

Table 2 provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus you should not use the hypothetical account values and expenses to estimate your actual ending account balance or the expense attributable to your investment during the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Henderson Global Funds	Other information
(unaudited)

Expenses paid during the period include amounts reflected in the Funds Statement of Operations net of reimbursements by the investment advisor. The annualized expense ratios used in the example are as follows:

	Class A	Class B	Class C	Class I	Class Z
Money
Market	0.24%	0.24%	0.24%	N/A	0.24%
Strategic
Income	1.27	2.02	2.02	1.02	N/A

Please note that the expenses do not reflect shareowner transaction costs such as front end sales charges and redemption fees. These fees are described for each Fund and share class in the Performance summary of this report on pages 3 and 4. Table 2 is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Table 1				Table 2
	Beginning	Ending			Beginning	Ending
	account	account	Expenses	Hypothetical	account	account	Expenses
	value	value	paid	(assuming a	value	value	paid
	January 1,	June 30,	during	5% return	January 1,	June 30,	during
Actual	2011	2011	the period*	before expenses)	2011	2011	the period*
Money Market				Money Market
Class A	$1,000.00	$1,000.30	$1.19	Class A	$1,000.00	$1,023.81	$1.20
Class B	1,000.00	1,000.30	1.19	Class B	1,000.00	1,023.81	1.20
Class C	1,000.00	1,000.30	1.19	Class C	1,000.00	1,023.81	1.20
Class Z	1,000.00	1,000.30	1.19	Class Z	1,000.00	1,023.81	1.20

Strategic Income				Strategic Income
Class A	1,000.00	1,037.70	6.42	Class A	1,000.00	1,018.70	6.36
Class B	1,000.00	1,033.80	10.19	Class B	1,000.00	1,014.98	10.09
Class C	1,000.00	1,032.80	10.18	Class C	1,000.00	1,014.98	10.09
Class I	1,000.00	993,30	5.04	Class I	1,000.00	1,019.94	5.11

*
Expenses are equal to the Funds annualized net expense ratio multiplied by the average account value over the period multiplied by 181 days in the period, and divided by 365 (to reflect the one-half year period).

Henderson Global Funds

Trustees	Investment Adviser
C. Gary Gerst, Chairman	Henderson Global Investors (North America) Inc.
James W. Atkinson	737 North Michigan Avenue, Suite 1700
Roland C. Baker	Chicago, IL 60611
Faris F. Chesley
Richard W. Durkes	Transfer Agent
James G. O’Brien*	State Street Bank & Trust Company
Charles Thompson II*	State Street Financial Center
One Lincoln Street
Officers	Boston, MA 02111
James G. O’Brien, President
Alanna P. Nensel, Vice President	For more information
Charles Thompson II, Vice President	Please call 1.866.4HENDERSON
Scott E. Volk, Vice President	(1.866.443.6337)
Christopher K. Yarbrough, Secretary	or visit our website:
Kenneth A. Kalina, Chief Compliance Officer	www.hendersonglobalinvestors.com
Troy M. Statczar, Treasurer
Richard J. Mitchell, Assistant Treasurer

* Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change hereafter. This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. Henderson Global Investors is the name under which various subsidiaries of Henderson Group plc, a UK limited company, provide investment products and services.

Foreside Fund Services, LLC, Distributor

STATE STREET MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2011
(Unaudited)

State Street Money Market Portfolio

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2011 to June 30, 2011.

The table below illustrates your Portfolio’s costs in two ways:

•
Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	January 1, 2011	June 30, 2011	Period *
Based on Actual Portfolio Return	$1,000.00	$1,001.10	$0.35
Based on Hypothetical (5% return before
expenses)	$1,000.00	$1,024.45	$0.35

*
The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2011 was 0.07%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

State Street Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition*	June 30, 2011
Certificates of Deposit	57.4%
Government Agency Repurchase Agreements	14.1
Financial Company Commercial Paper	9.8
Other Notes	9.4
Treasury Repurchase Agreements	6.2
Asset Backed Commercial Paper	1.6
Other Assets In Excess of Liabilities	1.5
Total	100.0%

Maturity Ladder*	June 30, 2011
Overnight (1 Day)	27.5%
2-30 Days	17.2
31-60 Days	14.8
61-90 Days	18.3
Over 90 Days	22.2
Total	100.0%
Average days to maturity	33
Weighted average life	70

* As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
ASSET BACKED COMMERCIAL
PAPER – 1.6%
Aspen Funding Corp.(a)	0.260%	07/26/2011	07/26/2011	$118,000,000	$117,978,694
Kells Funding LLC(a)	0.240%	09/13/2011	09/13/2011	80,000,000	79,960,533
Kells Funding LLC(a)	0.240%	09/13/2011	09/14/2011	110,000,000	109,945,000
Solitaire Funding LLC(a)	0.290%	07/05/2011	07/05/2011	145,000,000	144,995,328
TOTAL ASSET BACKED COMMERCIAL
PAPER					452,879,555
FINANCIAL COMPANY COMMERCIAL
PAPER – 9.8%
BPCE SA(a)	0.300%	07/18/2011	07/18/2011	260,000,000	259,963,167
BPCE SA(a)	0.315%	07/21/2011	07/21/2011	120,000,000	119,979,333
BPCE SA(a)	0.300%	07/26/2011	07/26/2011	115,000,000	114,976,042
BPCE SA(a)	0.300%	08/03/2011	08/03/2011	125,000,000	124,959,896
BPCE SA(a)	0.386%	08/08/2011	08/08/2011	165,000,000	164,933,817
Caisse D’Amortissement de la Dette
Sociale(a)	0.228%	09/12/2011	09/12/2011	410,000,000	409,812,937
DnB NOR Bank ASA(a)(c)	0.290%	07/19/2011	01/19/2012	154,000,000	154,000,000
General Electric Capital Corp.	0.305%	07/25/2011	07/25/2011	225,000,000	224,955,000
General Electric Capital Corp.	0.300%	09/12/2011	09/12/2011	100,000,000	99,939,167
Nationwide Building Society(a)	0.370%	07/15/2011	07/15/2011	100,000,000	99,986,000
Societe Generale	0.410%	09/12/2011	09/12/2011	200,000,000	199,837,778
Societe Generale	0.360%	09/27/2011	09/27/2011	200,000,000	199,824,000
Svenska Handelsbanken AB(a)	0.210%	09/16/2011	09/16/2011	425,000,000	424,809,104
Swedbank AB	0.230%	08/18/2011	08/18/2011	45,000,000	44,986,500
Swedbank AB	0.230%	08/19/2011	08/19/2011	150,000,000	149,954,062
TOTAL FINANCIAL COMPANY
COMMERCIAL PAPER					2,792,916,803
CERTIFICATES OF DEPOSIT – 57.4%
Bank of Montreal	0.226%	07/26/2011	07/26/2011	91,000,000	91,000,000
Bank of Montreal(c)	0.347%	07/06/2011	07/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.200%	07/26/2011	07/26/2011	270,000,000	270,000,000
Bank of Nova Scotia	0.200%	08/02/2011	08/02/2011	182,500,000	182,500,000
Bank of Nova Scotia	0.170%	09/08/2011	09/08/2011	300,000,000	300,000,000
Bank of Nova Scotia(c)	0.331%	08/16/2011	06/15/2012	38,000,000	38,000,000
Barclays Bank	0.507%	07/15/2011	07/15/2011	450,000,000	450,000,000
Barclays Bank(c)	0.469%	07/14/2011	11/14/2011	500,000,000	500,000,000
Barclays Bank(c)	0.460%	07/11/2011	01/10/2012	300,000,000	300,000,000
Barclays Bank(c)	0.416%	07/18/2011	02/16/2012	150,000,000	150,000,000
BNP Paribas	0.560%	08/11/2011	08/11/2011	225,000,000	225,000,000
BNP Paribas	0.320%	11/07/2011	11/07/2011	200,000,000	200,000,000
BNP Paribas	0.420%	11/10/2011	11/10/2011	200,000,000	200,000,000
BNP Paribas	0.380%	12/07/2011	12/07/2011	500,000,000	500,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
CERTIFICATES OF DEPOSIT – (continued)
Canadian Imperial Bank of Commerce	0.236%	07/19/2011	07/19/2011	$400,000,000	$400,000,000
Credit Agricole Corporate and Investment
Bank	0.400%	07/14/2011	07/14/2011	300,000,000	300,000,000
Credit Agricole Corporate and Investment
Bank(c)	0.441%	07/01/2011	09/01/2011	400,000,000	400,000,000
Credit Agricole Corporate and Investment
Bank	0.420%	09/06/2011	09/06/2011	300,000,000	300,000,000
Credit Agricole Corporate and Investment
Bank	0.440%	07/07/2011	09/07/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment
Bank	0.430%	10/21/2011	10/21/2011	200,000,000	200,000,000
Credit Suisse	0.320%	07/25/2011	07/25/2011	195,000,000	195,000,000
Credit Suisse	0.190%	08/12/2011	08/12/2011	250,000,000	250,000,000
Credit Suisse(c)	0.340%	07/28/2011	07/03/2012	187,000,000	187,000,000
Deutsche Bank AG	0.320%	07/25/2011	07/25/2011	600,000,000	600,000,000
Deutsche Bank AG	0.240%	08/23/2011	08/23/2011	250,000,000	250,000,000
Deutsche Bank AG	0.230%	09/19/2011	09/19/2011	125,000,000	125,000,000
Deutsche Bank AG(c)	0.390%	07/05/2011	04/03/2012	100,000,000	100,000,000
ING Bank NV	0.410%	08/08/2011	08/08/2011	150,000,000	150,000,000
ING Bank NV	0.480%	08/15/2011	08/15/2011	175,000,000	175,000,000
ING Bank NV	0.430%	09/01/2011	09/01/2011	200,000,000	200,000,000
ING Bank NV	0.400%	09/02/2011	09/02/2011	250,000,000	250,000,000
ING Bank NV	0.400%	09/14/2011	09/14/2011	150,000,000	150,000,000
ING Bank NV	0.460%	10/03/2011	10/03/2011	250,000,000	250,000,000
ING Bank NV	0.400%	12/15/2011	12/15/2011	250,000,000	250,000,000
Lloyds TSB Bank	0.400%	07/01/2011	07/01/2011	450,000,000	450,000,000
Lloyds TSB Bank	0.400%	08/29/2011	08/29/2011	150,000,000	150,000,000
Lloyds TSB Bank	0.400%	12/05/2011	12/05/2011	350,000,000	350,000,000
National Australia Bank Ltd.(c)	0.270%	07/05/2011	04/26/2012	263,000,000	263,000,000
National Australia Bank Ltd.(c)	0.270%	07/08/2011	06/06/2012	200,000,000	200,000,000
National Australia Bank Ltd.(c)	0.270%	07/11/2011	06/07/2012	150,000,000	150,000,000
Nordea Bank Finland	0.200%	07/28/2011	07/28/2011	300,000,000	300,000,000
Nordea Bank Finland	0.190%	08/10/2011	08/10/2011	250,000,000	250,000,000
Nordea Bank Finland	0.190%	08/11/2011	08/11/2011	500,000,000	500,000,000
Rabobank Nederland NV	0.380%	07/13/2011	07/13/2011	400,000,000	400,000,000
Rabobank Nederland NV	0.360%	08/25/2011	08/25/2011	200,000,000	200,000,000
Rabobank Nederland NV(c)	0.270%	07/07/2011	12/07/2011	250,000,000	250,000,000
Rabobank Nederland NV(c)	0.290%	07/05/2011	04/02/2012	225,000,000	225,000,000
Rabobank Nederland NV(c)	0.249%	07/14/2011	05/14/2012	140,000,000	140,000,000
Rabobank Nederland NV(c)	0.259%	07/14/2011	05/14/2012	140,000,000	140,000,000
Royal Bank of Canada	0.330%	08/15/2011	08/15/2011	115,000,000	115,000,000
Royal Bank of Scotland	0.510%	08/08/2011	08/08/2011	200,000,000	200,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
CERTIFICATES OF DEPOSIT – (continued)
Royal Bank of Scotland	0.510%	08/12/2011	08/12/2011	$200,000,000	$200,000,000
Royal Bank of Scotland	0.510%	08/22/2011	08/22/2011	200,000,000	200,000,000
Royal Bank of Scotland(c)	0.425%	07/18/2011	09/12/2011	300,000,000	300,000,000
Royal Bank of Scotland	0.400%	10/24/2011	10/24/2011	400,000,000	400,000,000
Skandinaviska Enskilda Banken AB	0.380%	08/05/2011	08/05/2011	125,000,000	125,000,000
Societe Generale SA	0.450%	07/05/2011	07/05/2011	400,000,000	400,000,000
Societe Generale SA	0.480%	09/01/2011	09/01/2011	225,000,000	225,000,000
Societe Generale SA(c)	0.470%	07/07/2011	09/07/2011	250,000,000	250,000,000
Svenska Handelsbanken AB	0.220%	07/27/2011	07/27/2011	100,000,000	100,000,361
Toronto Dominion Bank	0.190%	07/26/2011	07/26/2011	100,000,000	100,000,000
Toronto Dominion Bank(c)	0.256%	07/28/2011	10/28/2011	72,000,000	72,000,000
Toronto Dominion Bank(c)	0.270%	07/12/2011	01/12/2012	111,000,000	111,000,000
UBS AG	0.390%	09/26/2011	09/26/2011	600,000,000	600,000,000
UBS AG	0.220%	09/29/2011	09/29/2011	150,000,000	150,000,000
UBS AG(c)	0.363%	08/04/2011	02/06/2012	180,000,000	180,000,000
UniCredit SpA	0.240%	07/01/2011	07/01/2011	200,000,000	200,000,000
UniCredit SpA	0.240%	07/13/2011	07/13/2011	75,000,000	75,000,000
TOTAL CERTIFICATES OF DEPOSIT					16,403,500,361
OTHER NOTES – 9.4%
Bank of America NA(c)	0.286%	07/27/2011	07/27/2011	75,000,000	75,000,000
Bank of America NA(c)	0.291%	07/01/2011	08/01/2011	230,000,000	230,000,000
Bank of America NA	0.290%	08/08/2011	08/08/2011	90,000,000	90,000,000
Bank of America NA(c)	0.266%	07/22/2011	08/22/2011	200,000,000	200,000,000
Bank of America NA(c)	0.257%	07/15/2011	09/15/2011	125,000,000	125,000,000
Bank of Nova Scotia	0.010%	06/30/2011	07/01/2011	250,000,000	250,000,000
Commonwealth Bank of Australia(b)(c)	0.344%	07/27/2011	07/26/2012	31,000,000	31,000,000
Deutsche Bank AG	0.010%	07/01/2011	07/01/2011	50,000,000	50,000,000
National Australia Bank Ltd.	0.030%	07/01/2011	07/01/2011	250,000,000	250,000,000
Natixis Commercial Paper Corp.	0.100%	07/01/2011	07/01/2011	400,000,000	400,000,000
Nordea Bank AB(b)(c)	0.361%	08/18/2011	07/17/2012	174,000,000	174,000,000
Rabobank Nederland NV(b)(c)	0.331%	08/16/2011	06/15/2012	107,000,000	107,000,000
Royal Bank of Canada	0.010%	07/01/2011	07/01/2011	125,000,000	125,000,000
Svenska Handelsbanken	0.040%	07/01/2011	07/01/2011	200,000,000	200,000,000
Svenska Handelsbanken AB(b)(c)	0.368%	08/09/2011	05/08/2012	40,000,000	40,000,000
Svenska Handelsbanken AB(b)(c)	0.311%	08/17/2011	05/16/2012	300,000,000	300,000,000
Westpac Banking Corp.(c)	0.343%	07/28/2011	07/27/2012	35,000,000	35,000,000
TOTAL OTHER NOTES					2,682,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY
REPURCHASE
AGREEMENTS – 14.1%

Agreement with Barclays Capital, Inc. and
The Bank of New York, Inc. (Tri-Party),
dated 06/30/2011 (collateralized by Federal
Home Loan Mortgage Corporation, 4.500%
due 08/01/2039, and Federal National
Mortgage Association, 5.000% – 5.500%
due 11/01/2033 – 08/01/2036 valued at
$408,000,000); proceeds $400,000,556	0.050%	07/01/2011	07/01/2011	$400,000,000	$ 400,000,000

Agreement with BNP Paribas Securities
Corp. and The Bank of New York, Inc.
(Tri-Party), dated 06/30/2011
(collateralized by Federal Farm Credit
Bank, 0.000% – 0.260% due 05/02/2012 –
10/28/2013, Federal Home Loan Bank,
0.000% – 5.250% due 07/15/2011 –
06/12/2037, Federal Home Loan Mortgage
Corporation, 0.000% – 6.070% due
09/07/2011 – 01/19/2027 and Federal
National Mortgage Association, 0.625% –
7.250% due 04/20/2012 – 11/07/2036
valued at $510,000,046); proceeds
$500,000,417	0.030%	07/01/2011	07/01/2011	500,000,000	500,000,000

Agreement with Citigroup Global Markets,
Inc. and The Bank of New York, Inc. (Tri-
Party), dated 06/30/2011 (collateralized by
Federal Home Loan Mortgage Corporation,
1.323% – 3.500% due 06/15/2035 –
05/15/2026 and Federal National Mortgage
Association, 0.943% – 5.000% due
06/25/2038 – 02/25/2040 valued at
$510,000,001); proceeds $500,001,111	0.080%	07/01/2011	07/01/2011	500,000,000	500,000,000

Agreement with Goldman Sachs & Co. and
The Bank of New York, Inc. (Tri-Party),
dated 06/30/2011 (collateralized by a
Federal Home Loan Mortgage Corporation,
4.000% due 01/15/2041 and Federal
National Mortgage Association, 0.315% –
5.660% due 01/25/2027 – 06/25/2041
valued at $306,000,001); proceeds
$300,000,333	0.040%	07/01/2011	07/01/2011	300,000,000	300,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY
REPURCHASE
AGREEMENTS – (continued)

Agreement with JP Morgan Securities, Inc.
and JP Morgan Chase & co., (Tri-Party),
dated 06/30/2011 (collateralized by Federal
Home Loan Mortgage Corporation,
0.000% – 6.500% due 04/15/2018 –
04/15/2041, Federal National Mortgage
Association, 0.000% – 5.500% due
11/25/2016 – 10/25/2040, Government
National Mortgage Association, 0.567% –
6.000% due 05/16/2029 – 02/16/2043 and
Vendee Mortgage Trust, 3.750% – 4.250%
due 02/12/2035 valued at $306,003,603);
proceeds $300,000,417	0.050%	07/01/2011	07/01/2011	$300,000,000	$ 300,000,000

Agreement with Merrill Lynch Government
Securities, Inc. and The Bank of New
York, Inc. (Tri-Party), dated 06/30/2011
(collateralized by Federal Home Loan
Mortgage Corporation, 0.628% – 6.500%
due 10/15/2030 – 03/01/2041 and Federal
National Mortgage Association, 0.444% –
6.000% due 11/01/2024 – 05/01/2041
valued at $510,000,001); proceeds
$500,000,694	0.050%	07/01/2011	07/01/2011	$500,000,000	$ 500,000,000

Agreement with Morgan Stanley and Co.,
Inc. and The Bank of New York, Inc. (Tri-
Party), dated 06/30/2011 (collateralized by
Federal Home Loan Mortgage Corporation,
4.000% – 6.000% due 08/01/2024 –
06/01/2041 and Federal National Mortgage
Association, 5.000% due 07/01/2037
valued at $510,000,000); proceeds
$500,001,111	0.080%	07/01/2011	07/01/2011	500,000,000	500,000,000

Agreement with Royal Bank of Canada and
The Bank of New York Inc. (Tri-Party),
dated 06/30/2011 (collateralized by Federal
National Mortgage Association, 5.000%
due 07/01/2035 valued at $306,000,000);
proceeds $300,000,417	0.050%	07/01/2011	07/01/2011	300,000,000	300,000,000

Agreement with Societe Generale and The
Bank of New York, Inc. (Tri-Party), dated
06/30/2011 (collateralized by Federal
Home Loan Mortgage Corporation,
4.500% – 6.500% due 08/01/2017 –
07/01/2039 and Federal National Mortgage
Association, 4.000% – 6.000% due
11/01/2013 – 03/01/2040 valued at
$255,000,001); proceeds $250,000,486	0.070%	07/01/2011	07/01/2011	250,000,000	250,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY
REPURCHASE
AGREEMENTS – (continued)

Agreement with UBS Securities, LLC and
The Bank of New York, Inc. (Tri-Party),
dated 06/30/2011 (collateralized by Federal
Home Loan Mortgage Corporation,
4.000% – 6.000% due 05/01/2036 –
02/01/2041 and Federal National Mortgage
Association, 3.500% – 6.000% due
02/01/2024 – 07/01/2041 valued at
$510,000,001); proceeds $500,000,833	0.060%	07/01/2011	07/01/2011	$500,000,000	$ 500,000,000

TOTAL GOVERNMENT AGENCY
REPURCHASE AGREEMENTS					4,050,000,000

TREASURY REPURCHASE
AGREEMENTS – 6.2%

Agreement with Barclays Capital, Inc. and
The Bank of New York, Inc. (Tri-Party),
dated 06/30/2011 (collateralized by U.S.
Treasury Strips, 5.250% due 02/15/2029
valued at $72,930,012); proceeds
$71,500,020	0.010%	07/01/2011	07/01/2011	71,500,000	71,500,000

Agreement with Credit Suisse Securities
(USA) LLC Bank Securities, Inc. and JP
Morgan Chase & Co., (Tri-Party), dated
06/30/2011 (collateralized by U.S.
Treasury Notes, 2.625% – 4.250% due
11/15/2012 – 06/30/2014 valued at
$459,000,516); proceeds $450,000,125	0.010%	07/01/2011	07/01/2011	450,000,000	450,000,000

Agreement with Deutsche Bank Securities,
Inc. and The Bank of New York, Inc. (Tri-
Party), dated 06/30/2011 (collateralized by
U.S. Treasury Strips, 0.000% due
11/15/2016 – 02/15/2040 valued at
$510,000,018); proceeds $500,000,139	0.010%	07/01/2011	07/01/2011	500,000,000	500,000,000

Agreement with RBS Securities, Inc. and JP
Morgan Chase & Co., (Tri-Party), dated
06/30/2011 (collateralized by a U.S.
Treasury Bond, 6.375% – 6.875% due
08/15/2025 – 08/15/2027 and U.S. Treasury
Notes, 0.750% – 4.375% due 03/15/2012 –
11/15/2020 valued at $765,003,336);
proceeds $750,000,208	0.010%	07/01/2011	07/01/2011	750,000,000	750,000,000

TOTAL TREASURY REPURCHASE
AGREEMENTS					1,771,500,000
TOTAL INVESTMENTS(d) † – 98.5%					28,152,796,719
Other Assets in Excess of Liabilities – 1.5%					434,592,454
NET ASSETS – 100.0%					$28,587,389,173

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

(a)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,326,299,851 or 8.14% of net assets as of June 30, 2011.

(b)
Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $652,000,000 or 2.28% of net assets as of June 30, 2011.

(c)	Variable Rate Security- Interest rate shown is rate in effect as of June 30, 2011.
(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)
†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Money Market Portfolio
Statements of Assets and Liabilities
June 30, 2011 (Unaudited)
Assets
Investments in unaffiliated issuers, at amortized cost (Note 2)	$ 22,331,296,719
Repurchase Agreements, at market value and cost (Note 2)	5,821,500,000
Total investments	28,152,796,719
Cash	424,885,395
Interest receivable	11,705,743
Prepaid expense and other assets	1,746,907
Total assets	28,591,134,764
Liabilities
Management fee (Note 3)	3,000,815
Administration and custody fees (Note 3)	727,328
Professional fees	7,272
Accrued expenses and other liabilities	10,176
Total liabilities	3,745,591
Net Assets	$28,587,389,173

See Notes to Financial Statements.

State Street Money Market Portfolio
Statements of Operations
Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Interest	$42,528,933
Expenses
Management fees (Note 3)	9,155,003
Administration and custody fees (Note 3)	2,062,857
Trustees’ fees (Note 4)	33,178
Professional fees	25,141
Printing fees	1,697
Other expenses	40,532
Less: Advisor fees waived (Note 3)	(652,351)
Total expenses	10,666,057
Net Investment Income	$31,862,876
Realized Gain
Net realized gain on investments	$ 25,422
Net Increase in Net Assets Resulting from Operations	$31,888,298

See Notes to Financial Statements.

State Street Money Market Portfolio
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30, 2011	December 31,
	(Unaudited)	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$ 31,862,876	$ 41,688,940
Net realized gain on investments	25,422	65,219
Net increase in net assets from operations	31,888,298	41,754,159
Capital Transactions:
Contributions	29,102,363,559	57,811,748,486
Withdrawals	(27,050,688,337)	(46,837,758,144)
Net increase in net assets from capital transactions	2,051,675,222	10,973,990,342
Net Increase in Net Assets	2,083,563,520	11,015,744,501
Net Assets
Beginning of period	26,503,825,653	15,488,081,152
End of period	$ 28,587,389,173	$ 26,503,825,653

See Notes to Financial Statements.

State Street Money Market Portfolio
Financial Highlights

			Ratios to Average Net Assets					Net Assets
			Gross	Net		Net		End of
Period Ended		Total	Operating	Operating		Investment		Period
December 31,		Return(a)	Expenses	Expenses		Income		(000s omitted)
2011	*	0.11%	0.08%**	0.07	%(b) **	0.22	%(b) **	$28,587,389
2010		0.20%	0.12%	0.12%		0.20%		$26,503,826
2009		0.52%	0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008		2.75%	0.12%	0.10%		2.79%		$8,605,905
2007		5.30%	0.12%	0.10%		5.14%		$6,918,263
2006		5.09%	0.13%	0.10%		5.08%		$6,197,117

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been 0.01% lower.
*	For the six months ended June 30, 2010 (Unaudited).
**	Annualized.

See Notes to Financial Statements.

State Street Money Market Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Short-Term Tax Exempt Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2011, the following Portfolios were in operation: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Short-Term Tax Free Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, (the “Portfolio”). The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

State Street Money Market Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$ –
Level 2 — Other Significant Observable Inputs	28,152,796,719
Level 3 — Significant Unobservable Inputs	–
Total Investments	$28,152,796,719

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended June 30, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2010, and determined it does not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

State Street Money Market Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio’s transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

Use of estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. Related Party Fees

The Portfolio has entered into investment advisory agreements with the Adviser. The Adviser directs the investments of the Portfolio in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, until January 31, 2011, the Portfolio paid the Adviser a management fee at an annual rate of 0.10% of the Portfolio’s average daily net assets. Effective February 1, 2011, SSgA FM agreed to contractually waive 0.05% of the 0.10% payable by the Portfolio for investment advisory services through January 31, 2012. On February 18, 2011, the Board of Trustees approved revised investment advisory agreements of the Portfolio to amend the management fee payable by the Portfolio to an annual rate of 0.05% of the Portfolio’s average daily net assets. Pursuant to the agreements of February 1, 2011 and February 18, 2011, the Portfolio will pay a fee at an annual rate of 0.05% of its average daily net assets for investment advisory services received from the Adviser.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent beginning February 1, 2007, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate

State Street Money Market Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

described below, of the following annual percentages of the Trust’s average aggregate daily net assets during the month as follows:

Annual percentage of
Asset Levels	average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

4. Trustees’ Fees

The Trust pays each Trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each Trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6. Subsequent Events

In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

Management has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

State Street Master Funds
General Information
June 30, 2011 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

Privacy notice

Henderson Global Funds

    This notice describes the privacy practices followed by Henderson Global Funds.

     Your privacy is our top priority. Our policy is to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not share any nonpublic personal information of shareholders or former shareholders with any nonaffiliated third parties, except as permitted by law or as authorized by our shareholders.

     In the course of providing products and services to you, we collect nonpublic personal information about you from various sources such as account applications or agreements, other account forms, transactions in your account, and from information captured on our website, including any information captured through our use of “cookies.” Such information may include your name, address, account or tax identification number, the types and amounts of investments, and bank account information. More detailed information about our Internet policy is available on our website, www.hendersonglobalinvestors.com.

     In the normal course of serving shareholders, we may share information we collect with entities that help us process information or service your request, such as transfer agents, custodians, broker-dealers and marketing service firms, as well as with other financial institutions with whom we have joint marketing agreements. We may share information in connection with servicing accounts or to inform shareholders of products and services that we believe may be of interest to them. The organizations that receive shareholder information will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purpose. We will disclose your personal information to government agencies, law enforcement officials, and others in the limited circumstances where we believe, in good faith, that such disclosure is required or permitted by law. For example, we will disclose your personal information in order to comply with a court order, to cooperate with government or industry regulators, or law enforcement authorities.

     Access to customers’ nonpublic personal information is restricted to employees who need to access that information. To guard shareholder’s nonpublic personal information, we use industry standard physical, electronic, and procedural safeguards. A shareholder’s right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

     For questions concerning this policy, please contact us by writing to: Alanna Nensel, Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611.

Henderson
GLOBAL INVESTORS

Henderson

Global Funds

Semi-Annual Report
June 30, 2011

International All Cap Equity Fund

Table of contents
Letter to shareholders	1
International All Cap Equity Fund
Commentary	2
Performance summary	3
Portfolio of investments	4
Statement of assets and liabilities.	7
Statement of operations	8
Statement of changes in net assets	9
Statement of changes - capital stock activity.	10
Financial highlights	11
Notes to financial statements	13
Other information	18

International investing involves certain risks and increased volatility not associated with investing solely in the US. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. The Funds may invest in securities issued by smaller companies, which typically involves greater risk than investing in larger companies. Also, the Funds may invest in limited geographic areas and /or sectors which may result in greater market volatility. In addition some of the funds may invest in derivatives. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses.

The views in this report were those of the Fund manager as of June 30, 2011 and may not reflect the views of the manager on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice.

Henderson Global Funds	Letter to shareholders

Dear shareholder,

We are pleased to provide the semi-annual report for the Henderson International All Cap Equity Fund, which covers the six months ended June 30, 2011.

Markets were volatile in the first half of the year as investors awaited solutions to both the Greek debt crisis and gridlock over the US debt ceiling. Renewed fears of a possible debt default in Greece roiled markets that were already weak over concerns that the current economic soft patch may be a slowdown. Fears of a Greek default have dominated economic coverage in recent months, as Greece’s credit rating was again downgraded by Standard & Poor’s from B to CCC, only four steps away from default.

Mixed signals have been emerging from Asia. Manufacturing growth in China, the world’s second largest economy, fell in June. However, there was better news from Japan, where industrial output grew by the most rapid pace in almost 60 years as manufacturing rebounded from the impact of the earthquake and tsunami in March. This data followed signs of an improvement in exports and retail sales, giving further support to the Bank of Japan’s view that the economy will recover by the end of the year.

Markets did recover sharply in the last week of June after the Greek parliament approved new austerity measures. Markets also responded positively to the International Energy Agency announcing the surprise release of 60 million barrels of oil in July to offset Libya’s lost production. The upcoming earnings season should prove critical for the near term direction of equities. Stocks have come under pressure in recent months, but have performed better than might have been expected given the challenges facing the global economy. Robust corporate profits, growth and attractive valuations have provided the main support. Additionally, we believe stockpicking is of increasing importance given the diverging fortunes of many companies within the same sectors.

In other news, we are pleased to announce the upcoming ten-year anniversary of the Henderson Global Family of Funds on August 31, 2011. At that time, three of our mutual funds will achieve a ten year track record: the International Opportunities Fund (HFOAX), European Focus Fund (HFEAX) and Global Technology Fund (HFGAX). Over the past ten years, we have retained our focus on holding high-conviction securities through our bottom-up, opportunistic investing process. Now, as much as ever, we believe the “Henderson Difference” is a key factor in helping to diversify our clients’ portfolios through Funds that are truly differentiated from the competition.

Thank you for investing in the Henderson Global Funds. We appreciate your trust and support in our Funds and look forward to serving your financial needs in the years to come.

Chuck Thompson II
Vice President and Trustee, Henderson Global Funds

1

Henderson Global Funds
Commentary

International All Cap Equity Fund

International All Cap Equity Fund
Top 10 long term holdings
as a percentage
Security	of net assets
Unilever plc	3.1%
Rio Tinto plc	3.0
Keppel Corp., Ltd.	2.9
Makita Corp.	2.9
Prada SpA	2.6
SGS S.A.	2.6
ABB, Ltd.	2.4
Saipem SpA	2.3
SOFTBANK Corp.	2.1
Keyence Corp.	2.1

Equity markets made a strong start to 2011, rising steadily during the first two months of the first quarter on robust global economic data and positive company earnings before correcting dramatically following increased turmoil and conflict in the Middle East and North Africa, and a devastating earthquake, tsunami and nuclear risk trifecta in Japan. The second quarter provided mixed results and international equity markets were dominated by the growing concerns about debt restructuring in Greece, whose credit rating was cut to near junk by Moody’s, the slowdown of the Chinese economy and concerns in the US post QE2 (second round of quantitative easing). These all made for a nervous environment as international exchanges traded lower, however there was welcome relief for equity markets in June, underpinned by prospects for a bond restructure in Greece.

For the reporting period ended June 30, 2011, the International All Cap Equity Fund returned 1.01% (Class A at NAV) versus its benchmark, the MSCI EAFE Index, which posted a return of 5.35%. Stock selection in the Energy, Industrial and Financial sectors was the main drag on performance, offsetting a positive contribution from the Consumer Discretionary and Healthcare sectors. The Fund’s underweight position in Europe proved to be beneficial but was negated by the overweight position in Asia. The fall in oil prices weighed on the overweight position in the Energy sector and Indian energy company, Essar Energy, suffered because of delays in the approval for its coal supply. The positive return from the Fund’s overweight in Consumer Discretionary was highlighted by positions in Sands China, a developer, owner and operator of resorts and casinos in Macau, Michelin, the French tire manufacturer, and Prada, the luxury goods company which came to the market during June.

The Fund remains underweight in Europe, with a cautious view on growth and the Financials sector in particular. During the quarter, the Fund added some defensive growth in Europe: Consumer Staples company Danone, hearing aid company William Demant and travel booking systems company Amadeus. The Fund remains underweight in Japan and during the quarter it sold Hoya, the electro-optics manufacturer, on concerns over increased competition from Shin-Etsu. Following the earthquake and tsunami the Fund reduced the Japanese domestic exposure by selling out of Daiwa Securities, the Japanese financial services company, and Yamada Denki, the consumer electronic retailer. The Fund remains exposed to Technology and Industrial companies in Japan. Industrial stock, China Rongsheng, was sold on concerns over order execution and order delays. Concerns over increased regulation in the UK also weighed on HSBC and Barclays. Additionally, we see few near-term catalysts and a potentially less productive than expected environment for the investment bank divisions, as such the positions were exited.

We continue to be mindful that we are at an important juncture in the economic recovery, with concerns over macroeconomic growth weighing up against strong bottom-up and technical factors. At the macro level, economic data continues to disappoint while inflation continues to rise in western developed, as well as Asian and emerging markets. However, this is balanced with our expectations for interest rates to remain accommodative. At the stock level, mergers and acquisitions, and share buybacks are likely to increase, valuations remain undemanding and profit margins and earnings growth remain on an upward trend.

2

Henderson Global Funds	Performance summary
International All Cap Equity Fund

Total returns as of 6/30/2011
					Since
	NASDAQ	Six	One	Three	inception
At NAV	symbol	months	year	year	(1/31/08)*
Class A*	HFNAX	1.01%	24.20%	-3.46%	-1.48%
Class C*	HFNCX	0.56	23.14	-4.21	-2.24
Class I	HIEIX	1.12	24.48	-3.24	-1.23
With sales charge
Class A*		-4.77%	17.08%	-5.35%	-3.19%
Class C*		-0.44	23.14	-4.21	-2.24
Index
MSCI EAFE Index		5.35%	30.93%	-1.30%	-1.58%

* Class A and C shares commenced operations on December 31, 2010. For periods prior to December 31, 2010, rates of return for Class A and C shares are based on Class I NAVs adjusted for the higher expenses associated with Class A and C shares. Performance for Class A and C shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Due to the Fund’s relatively small asset base, performance was impacted by IPOs to a greater degree than it may be in the future. IPO investments are not an integral component of the Fund’s investment process and may not be utilized to the same extent in the future. Performance results with sales charges reflect the deduction of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, C and I shares are 1.39%, 2.14% and 1.14% respectively. In addition, the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) do not exceed 1.40%, 2.15% and 1.15% for Class A, C and I Shares, respectively, which is in effect until July 31, 2020. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds’ website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable for certain periods. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI EAFE Index is a capitalization-weighted index that monitors the performance of stocks from Europe, Australasia and The Far East. The Fund is professionally managed while the Index is unmanaged and not available for Investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

Henderson Global Funds	Portfolio of investments
(unaudited)
International All Cap Equity Fund

June 30, 2011
		Value
Shares		(note 2)
Common stocks - 96.29%
	Austria - 1.64%
12,482	Andritz AG	$ 1,285,154
11,314	Schoeller-Bleckmann Oilfield
	Equipment AG	979,990
		2,265,144
	Belgium - 2.44%
40,411	Anheuser-Busch InBev N.V.	2,344,080
15,076	EVS Broadcast
	Equipment, S.A.	1,020,539
		3,364,619
	Brazil - 1.84%
74,900	Petroleo Brasileiro S.A., ADR	2,536,114
	Canada - 1.12%
52,575	Petrominerales, Ltd.	1,543,261
	China - 4.17%
5,920,400	Bank of China, Ltd., Class H	2,891,080
95,300	Ping An Insurance (Group) Co.
	of China, Ltd., Class H	984,633
678,000	Xingda International
	Holdings, Ltd.	659,555
1,330,500	Yingde Gases Group Co.	1,225,913
		5,761,181
	Denmark - 0.81%
12,360	William Demant Holding A/S *	1,115,510
	France - 2.95%
123,920	Alcatel-Lucent *	716,654
22,065	Compagnie Generale des
	Etablissements Michelin,
	Class B	2,157,915
16,147	Danone S.A.	1,204,731
		4,079,300
	Germany - 6.24%
16,044	Bauer AG *	681,932
12,681	Bilfinger Berger AG	1,253,970
19,163	Fresenius SE & Co., KGaA	2,000,268
23,346	Gerresheimer AG	1,114,344
38,766	Metro AG	2,349,287
67,647	Wirecard AG	1,209,061
		8,608,862
	Hong Kong - 3.19%
2,645,000	361 Degrees
	International, Ltd.	1,621,323
1,037,200	Sands China, Ltd. *	2,785,700
		4,407,023

		Value
Shares		(note 2)
	India - 0.40%
18,856	Axis Bank, Ltd., GDR	$ 548,898
	Indonesia - 0.52%
4,417,500	PT Borneo Lumbung
	Energi & Metal Tbk *	721,182
	Israel - 1.51%
43,152	Teva Pharmaceutical
	Industries, Ltd., ADR	2,080,790
	Italy - 7.87%
75,305	Autogrill SpA	988,292
121,374	Fiat SpA	1,332,399
55,951	Luxottica Group SpA	1,794,758
597,700	Prada SpA *	3,606,155
60,941	Saipem SpA	3,146,099
		10,867,703
	Japan - 16.51%
61,100	Canon, Inc.	2,891,634
25,000	Cocokara Fine Holdings, Inc.	632,880
26,600	H.I.S. Co., Ltd.	655,542
28,200	Hikari Tsushin, Inc.	664,498
36,900	IT Holdings Corp.	326,808
149,000	Itoham Foods, Inc.	605,217
10,268	Keyence Corp.	2,900,371
27,600	Kissei Pharmaceutical
	Co., Ltd.	536,538
232,000	Kubota Corp.	2,043,202
85,800	Makita Corp.	3,975,331
13,200	SMC Corp.	2,367,654
77,400	SOFTBANK Corp.	2,913,136
68,145	TSI Holdings Co., Ltd. *	484,180
7,630	USS Co., Ltd.	590,459
23,300	Xebio Co., Ltd.	524,724
30,300	Yamatake Corp.	673,333
		22,785,507
	Netherlands - 2.50%
1,016,481	Jubilant Energy N.V. *	1,109,353
50,644	Randstad Holding N.V.	2,340,944
		3,450,297
	Norway - 2.82%
509,431	Aker Drilling ASA *	1,586,321
65,649	Seadrill, Ltd.	2,310,732
		3,897,053

See notes to financial statements

4

Henderson Global Funds	Portfolio of investments
(unaudited)
International All Cap Equity Fund

June 30, 2011 (continued)
		Value
Shares		(note 2)
	Singapore - 8.60%
602,000	Capitaland, Ltd.	$ 1,426,215
185,000	DBS Group Holdings, Ltd.	2,208,011
444,400	Keppel Corp., Ltd.	4,008,754
760,000	Overseas Union
	Enterprise, Ltd.	1,763,413
1,955,000	Perennial China Retail Trust *	978,853
570,000	Raffles Medical Group, Ltd.	1,085,891
413,000	Tiger Airways Holdings, Ltd. *	400,122
		11,871,259
	Spain - 1.24%
82,430	Amadeus IT Holding S.A.,
	A Shares *	1,710,558
	Sweden - 2.01%
27,486	Hexagon AB, B Shares	677,025
145,813	Telefonaktiebolaget LM
	Ericsson, B Shares	2,102,407
		2,779,432
	Switzerland - 8.34%
127,997	ABB, Ltd. *	3,318,864
39,024	Compagnie Financiere
	Richemont S.A.	2,555,184
52,540	Credit Suisse Group AG *	2,043,483
1,896	SGS S.A.	3,599,186
		11,516,717
	Taiwan - 1.03%
1,626,000	Chinatrust Financial Holding
	Co., Ltd.	1,415,218
	United Kingdom - 18.54%
45,292	Autonomy Corp., plc *	1,240,843
362,749	Eros International plc *	1,234,252
380,853	Essar Energy, Ltd. *	2,500,625
384,362	International Power plc	1,984,510
57,545	Rio Tinto plc	4,147,287
187,444	Serco Group plc	1,662,132
71,047	Shire plc	2,217,824
44,194	Spectris plc	1,129,193
108,351	Standard Chartered plc	2,848,450
131,395	Unilever plc	4,230,304
108,609	Xstrata plc	2,390,691
		25,586,111
	Total long term
	investments
	(Cost $117,514,864)	132,911,739

		Value
Shares		(note 2)
Short term investment - 4.53%
6,251,828	Fidelity Institutional
	Treasury Portfolio	$ 6,251,828
	Total short term
	investment
	(Cost $6,251,828)	6,251,828
	Total investments - 100.82%
	(Cost $123,766,692)	139,163,567
	Net other assets and liabilities – (0.82)%	(1,129,756)
Total net assets – 100.00%		$138,033,811

*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to financial statements

5

Henderson Global Funds	Portfolio of investments
(unaudited)

International All Cap Equity Fund

June 30, 2011 (continued)

Other information:

Industry concentration as	% of net	Industry concentration as	% of net
a percentage of net assets:	assets	a percentage of net assets:	assets
Apparel, Accessories & Luxury Goods	7.29%	Construction & Engineering	1.40%
Diversified Banks	7.18	Environmental & Facilities Services	1.20
Industrial Machinery	6.02	Diversified Real Estate Activities	1.03
Diversified Metals & Mining	4.74	Automobile Manufacturers	0.97
Packaged Foods & Meats	4.38	Application Software	0.90
Oil & Gas Equipment & Services	4.14	Movies & Entertainment	0.89
Oil & Gas Exploration & Production	3.73	Industrial Gases	0.89
Pharmaceuticals	3.50	Life Sciences Tools & Services	0.81
Electronic Equipment & Instruments	3.41	Health Care Facilities	0.79
Industrial Conglomerates	2.90	Restaurants	0.72
Communications Equipment	2.78	Life & Health Insurance	0.71
Research & Consulting Services	2.61	Retail REIT’s	0.71
Heavy Electrical Equipment	2.40	Coal & Consumable Fuels	0.52
Health Care Equipment	2.26	Computer & Electronics Retail	0.48
Data Processing & Outsourced Services	2.11	Steel	0.48
Wireless Telecommunication Services	2.11	Drug Retail	0.46
Office Electronics	2.09	Automotive Retail	0.43
Casinos & Gaming	2.02	Specialty Stores	0.38
Integrated Oil & Gas	1.84	Airlines	0.29
Hotels, Resorts & Cruise Lines	1.75	IT Consulting & Other Services	0.24
Hypermarkets & Super Centers	1.70	Long Term Investments	96.29
Brewers	1.70	Short Term Investment	4.53
Human Resource & Employment Services	1.70	Total Investments	100.82
Oil & Gas Drilling	1.67	Net Other Assets and Liabilities	(0.82)
Tires & Rubber	1.56		100.00%
Diversified Capital Markets	1.48
Construction & Farm Machinery &
Heavy Trucks	1.48
Independent Power Producers &
Energy Traders	1.44

See notes to financial statements

6

Henderson Global Funds	Financial statements
(unaudited)

Statement of assets and liabilities

June 30, 2011

International
All Cap
Equity Fund
Assets:
Investments, at value
Securities	$132,911,739
Short term investment	6,251,828
Total investments, at value	139,163,567
Foreign cash, at value	475,701
Dividends and interest receivable	392,513
Receivable for fund shares sold	2,952
Prepaid expenses and other assets	26,371
Total Assets	140,061,104
Liabilities:
Payable for investment securities purchased	1,922,977
Payable for 12b-1 distribution and service fees	32
Payable to investment adviser	104,284
Total Liabilities	2,027,293
Net assets	$138,033,811
Net assets consist of:
Paid-in capital	$120,790,005
Accumulated undistributed net investment income	936,416
Accumulated net realized gain on investments and foreign currency transactions	898,884
Net unrealized appreciation of investments and foreign currencies	15,408,506
$138,033,811
Net assets:
Class A Shares	$125,118
Class C Shares	$11,313
Class I Shares	$137,897,380
Shares outstanding:
Class A Shares (unlimited number of shares authorized)	13,929
Class C Shares (unlimited number of shares authorized)	1,265
Class I Shares (unlimited number of shares authorized)	15,336,413
Class A shares:
Net asset value and redemption price per share	$8.98
Maximum sales charge*	5.75%
Maximum offering price per share	$9.53
Class C shares:
Net asset value and offering price per share	$8.94
Class I shares:
Net asset value and offering price per share	$8.99
Investments, at cost	$123,766,692
Foreign cash, at cost	$474,887
* On sales of $50,000 or more, the sales charge will be reduced.

See notes to financial statements

7

Henderson Global Funds	Financial statements
(unaudited)

Statement of operations

For the six months ended June 30, 2011

International
All Cap
Equity Fund
Investment income:
Dividends	$2,539,040
Foreign taxes withheld	(153,884)
Total Investment Income	2,385,156
Expenses:
Investment advisory fees	573,506
12b-1 distribution and service fees:
Class A Shares	90
Class C Shares	51
Custodian fees	34,745
Accounting fees	31,313
Registration and filing fees	27,185
Administrative fees	16,868
Audit fees	16,833
Transfer agent fees	15,619
Printing and postage fees	14,419
Legal fees	6,162
Trustees' fees and expenses	2,870
Compliance officer fees	2,459
Miscellaneous fees	6,555
Total Expenses	748,675
Net investment income	1,636,481
Net realized and unrealized gain/(loss):
Net realized gain/(loss) from:
Investment transactions	892,197
Foreign currency transactions	(75,525)
Net change in unrealized appreciation/(depreciation) of:
Investments	(901,605)
Translation of other assets and liabilities	20,058
Net Realized and Unrealized Loss	(64,875)
Net increase in net assets resulting from operations	$1,571,606

See notes to financial statements

8

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes in net assets

International All Cap Equity Fund

	Six months
	ended	Year ended
	June 30, 2011	December 31, 2010
Net investment income	$1,636,481	$445,673
Net realized gain on investments and foreign currency transactions	816,672	2,459,513
Net change in unrealized appreciation/(depreciation) of investments and foreign
currency translations	(881,547)	12,143,563
Net increase in net assets resulting from operations	1,571,606	15,048,749
Distributions to shareholders from net investment income:
Class I Shares	—	(1,175,408)
	—	(1,175,408)
Net increase in Fund share transactions:
Class A Shares*	116,193	10,000
Class C Shares*	1,224	10,000
Class I Shares	3,092,078	49,857,938
	3,209,495	49,877,938
Net increase in net assets	4,781,101	63,751,279
Net assets:
Beginning of period	133,252,710	69,501,431
End of period	$138,033,811	$133,252,710
Accumulated undistributed net investment income/(loss)	$936,416	$(700,065)
* Inception date for Class A & Class C shares was December 31, 2010.

See notes to financial statements

9

Henderson Global Funds	Financial statements
(unaudited)
Statements of changes - capital stock activity

International All Cap Equity Fund

	Six months
	ended	Year ended
	June 30, 2011	December 31, 2010
Amount
Class A shares: *
Sold	$123,130	$10,000
Redeemed	(6,937)	—
Net increase	$116,193	$10,000
Class C shares: *
Sold	$1,224	$10,000
Net increase	$1,224	$10,000
Class I shares:
Sold	$7,280,230	$56,629,019
Issued in reinvestment of dividends	—	521,616
Redeemed	(4,188,152)	(7,292,697)
Net increase	$3,092,078	$49,857,938
Shares
Class A shares: *
Sold	13,594	1,125
Redeemed	(790)	—
Net increase	12,804	1,125
Class C shares: *
Sold	140	1,125
Net increase	140	1,125
Class I shares
Shares sold	813,758	6,989,101
Shares issued on reinvestment	—	58,940
Redeemed	(458,561)	(879,196)
Net increase	355,197	6,168,845
* Inception date for Class A & Class C shares was December 31, 2010.

See notes to financial statements

10

Henderson Global Funds	Financial highlights
(unaudited)
For a share outstanding throughout the periods indicated

		Income (loss) from investment operations:				Less distributions:
				Net		Dividends	Distributions
	Net asset	Net		realized and	Total	from	from net
	value,	investment		unrealized gain	from	net	realized
	beginning	income		(loss) on	investment	investment	capital	Total
	of period	(loss) (c)		investments	operations	income	gains	distributions
International All Cap Equity Fund
Class A
Period ended 6/30/2011	$8.89	0.11		(0.02)	0.09	0.00	0.00	0.00
Period ended 12/31/2010(a)	8.89	0.00		0.00	0.00	0.00	0.00	0.00
Class C
Period ended 6/30/2011	$8.89	0.06		(0.01)	0.05	0.00	0.00	0.00
Period ended 12/31/2010(a)	8.89	0.00		0.00	0.00	0.00	0.00	0.00
Class I
Period ended 6/30/2011	$8.89	0.11		(0.01)	0.10	0.00	0.00	0.00
Year ended 12/31/2010	7.89	0.04		1.04	1.08	(0.08)	0.00	(0.08)
Year ended 12/31/2009	5.67	0.00	*	2.23	2.23	(0.01)	0.00	(0.01)
Period ended 12/31/2008(b)	10.00	0.11		(4.13)	(4.02)	(0.31)	0.00	(0.31)

(a)	Inception date for Class A & Class C shares was December 31, 2010.
(b)	The Fund commenced operations on January 31, 2008.
(c)	Per share data was calculated using average shares outstanding during the period.
(d)
Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

*	Amount represents less than $0.01.
See notes to financial statements

11

Henderson Global Funds	Financial highlights
(unaudited)

				Ratios to average net assets:
						Annualized ratio of
				Annualized	Annualized	operating expenses
				ratio of	ratio of	to average net
	Net asset		Net assets,	operating	net investment	assets without
	value,		end of	expenses to	income/(loss)	waivers and/or	Portfolio
Redemption	end of	Total	period	average	to average	expenses	turnover
fees	period	return (d)	(000)	net assets	net assets	reimbursed	rate
0.00%	$8.98	1.01%	$125	1.36%	2.50%	1.36%	36%
0.00	8.89	0.00	10	0.00	0.00	0.00	57
0.00%	$8.94	0.56%	$11	2.11%	1.40%	2.11%	36%
0.00	8.89	0.00	10	0.00	0.00	0.00	57
0.00%	$8.99	1.12%	$137,897	1.11%	2.43%	1.11%	36%
0.00	8.89	13.74	133,233	1.10	0.49	1.14	57
0.00 *	7.89	39.26	69,501	1.15	0.03	2.31	64
0.00	5.67	(40.15)	1,779	1.15	1.36	6.40	114

See notes to financial statements

12

Henderson Global Funds	Notes to financial statements
(unaudited)

Note 1. Organization

Henderson Global Funds (the “Trust”) was organized on May 11, 2001 as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among ten series of the Trust: Henderson Emerging Markets Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Leaders Fund (formerly known as Henderson Global Opportunities), Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Japan Focus Fund (formerly known as Henderson Japan-Asia Focus), are not included in this report because their fiscal year end is July 31. Henderson Money Market Fund and Henderson Strategic Income Fund (formerly known as Henderson Worldwide Income) are included in a separate shareholder report and have fiscal years ending December 31. The Henderson International All Cap Equity Fund (the “Fund”) is the only series included in this report. The Fund is diversified and offers Class A, Class C and Class I shares. Class A shares generally provide for a front-end sales charge and Class C shares provide for contingent deferred sales charge.

Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on its relative net assets.

Note 2. Significant accounting policies

Security valuation

Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

13

Henderson Global Funds	Notes to financial statements
(unaudited)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures –Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

Any transfers between levels are disclosed, effective beginning of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Fund management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Common Stocks
Austria	$2,265,144	$—	$—	$2,265,144
Belgium	3,364,619	—	—	3,364,619
Brazil	2,536,114	—	—	2,536,114
Canada	1,543,261	—	—	1,543,261
China	5,761,181	—	—	5,761,181
Denmark	1,115,510	—	—	1,115,510
France	4,079,300	—	—	4,079,300
Germany	8,608,862	—	—	8,608,862
Hong Kong	4,407,023	—	—	4,407,023
India	548,898	—	—	548,898
Indonesia	721,182	—	—	721,182
Israel	2,080,790	—	—	2,080,790
Italy	10,867,703	—	—	10,867,703
Japan	22,785,507	—	—	22,785,507
Netherlands	3,450,297	—	—	3,450,297
Norway	3,897,053	—	—	3,897,053
Singapore	11,871,259	—	—	11,871,259
Spain	1,710,558	—	—	1,710,558
Sweden	2,779,432	—	—	2,779,432
Switzerland	11,516,717	—	—	11,516,717
Taiwan	1,415,218	—	—	1,415,218
United Kingdom	25,586,111	—	—	25,586,111
Total Common Stock	132,911,739	—	—	132,911,739
Short Term Investment	6,251,828	—	—	6,251,828
Total	$139,163,567	$—	$—	$139,163,567
During the six month period ended June 30, 2011, there were no transfers in or out of security levels as a result of the fair value pricing procedures utilized by the Fund.

14

Henderson Global Funds	Notes to financial statements
(unaudited)

Security transactions and investment income

Investment transactions are accounted for on trade date. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Withholding taxes on foreign dividends are accrued in accordance with the applicable country’s tax rules and rates. Securities gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Foreign currency translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted.

Use of estimates

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Expenses

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other expenses are allocated proportionately among each Fund within the Trust based on average daily net assets or on another reasonable basis.

Federal income taxes

The Trust’s policy is that the Fund continues to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management of the Fund is also not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund intends to file tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. During the year ended December 31, 2010 the Fund utilized $1,855,254 in capital loss carryforwards.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts based on their federal tax-basis treatment.

15

Henderson Global Funds	Notes to financial statements
(unaudited)

The tax character of distributions paid during the year ended December 31, 2010:

Year ended	Ordinary
December 31, 2010	income
International All Cap Equity Fund	$1,175,408

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed
	Undistributed	long-term	Unrealized
	ordinary	capital	appreciation
	income	gain	(depreciation)
International
All Cap
Equity Fund	$135,818	$164,722	$15,373,579

Ordinary income and net realized gains/losses may differ for book and tax basis reporting purposes due to post-October losses, which are not recognized for tax purposes until the first day of the following fiscal year, tax deferral on wash sales and transactions in passive foreign investment companies.

Note 3. Investment advisory fees and other transactions with affiliates

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. (“HGINA”) acts as the Fund’s investment adviser. HGINA is an indirect wholly owned subsidiary of Henderson Group plc. HGINA supervises the investments of the Fund and earns a management fee for such services, based on the Fund’s average daily net assets as set forth below.

International All Cap	First $250 million	0.85%
Equity Fund	Next $250 million	0.80%
	Next $500 million	0.75%
	Over $1 billion	0.65%

Pursuant to a separate contractual Expense Limitation Agreement, HGINA has agreed to waive or limit its advisory fee and, if necessary, to reimburse other operating expenses of the Fund in order to limit total annual expenses, less distribution fees, to 1.15% of average daily net assets. This agreement is effective through July 31, 2020. Under the Expense Limitation Agreement, the annual expense limit including distribution and service fees as a percentage of average daily net assets was as follows:

	Class A	Class C	Class I
International All Cap
Equity Fund	1.40%	2.15%	1.15%

Henderson Investment Management Limited (“HIML”) is the sub-adviser for the Fund pursuant to a Sub-Advisory Agreement. HIML is also an indirect wholly owned subsidiary of Henderson Group plc.

HIML earns a fee for its services, paid by HGINA from its management fee, based on the Fund’s average daily net assets as set forth below:

International All Cap	First $250 million	0.35%
Equity Fund	Next $250 million	0.30%
	Next $500 million	0.25%
	Over $1 billion	0.20%

At June 30, 2011, HGINA owned the following number of shares of the Fund:

Shares
International All Cap Equity Fund	104,486

Note 4. Compensation of Trustees and Officers

Certain officers and trustees of the Trust are also officers of HGINA. None of the Trust’s officers, other than the compliance officers are compensated by the Trust. The Trust makes no direct payment to trustees affiliated with HGINA. Fees paid to Trustees are reflected as Trustees’ fees and expenses in the Statements of Operations.

The Fund bears a portion of the compensation paid to the compliance officers who perform services for the Trust. This compensation is reflected as Compliance officer fees in the Statement of Operations.

Note 5. Distribution

The Trust has adopted a distribution plan for Class A and Class C shares of the Fund in accordance with Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Under the 12b-1 Plan, the Fund pays the distributor an annual fee of 0.25% of the average daily net assets attributable to its Class A shares, and an annual fee of 1.00% of the average daily net assets attributable to its Class C shares. The 12b-1 Plan is used to induce or compensate financial intermediaries (including brokerage firms, depository institutions and other firms) to provide distribution and/or services to the Fund and its shareholders.

16

Henderson Global Funds	Notes to financial statements
(unaudited)

Note 6. Investment transactions

Purchases and sales of investment securities, excluding short-term investments and U.S. government securities, for the Fund during the six months ended June 30, 2011, were as follows:

	Purchases	Sales
International All Cap
Equity Fund	$51,244,876	$48,851,817

The U.S. federal income tax basis of the Fund’s investments excluding foreign currency and foreign currency contracts at June 30, 2011, and the gross unrealized appreciation and depreciation, were as follows:

International
All Cap
Equity Fund
Cost	$124,678,777
Gross unrealized appreciation	18,026,700
Gross unrealized depreciation	(3,541,910)
Net unrealized appreciation	14,484,790

Identified cost may differ for book and tax basis reporting purposes primarily due to tax deferral of losses on wash sales and PFIC transactions reflected as of June 30, 2011.

Note 7. Significant concentrations

The Fund invests a substantial percentage of its assets in securities of foreign issuers. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. Some countries in which the Fund invests may require government approval for repatriation of investment income, capital or the proceeds for sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

The Fund may invest a high percentage of its net assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on a Fund’s net assets and will cause the value of its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

Note 8. Borrowing arrangements

The Trust has a $100 million credit facility for certain funds of the Trust, including the Fund, to facilitate portfolio liquidity. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 1.25%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. The commitment fee is included in Miscellaneous fees on the Statement of Operations. No amounts were borrowed by the Fund under this facility during the six months ended June 30, 2011.

17

Henderson Global Funds	Other information
(unaudited)

Proxy voting policies

The Fund has filed with the Securities and Exchange Commission its proxy voting records for the twelve months ended June 30, 2011 on Form N-PX, which must be filed each year by August 31. Form N-PX is available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s proxy voting records and proxy voting policies and procedures are also available without charge, upon request, by calling 866.443.6337 or by visiting the Fund’s website at www.hendersonglobalinvestors.com.

Quarterly portfolio of investments

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q. The Fund has filed with the Securities and Exchange Commission the Form N-Q and it is available on the Securities and Exchange Commission’s website at www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds’ website at www.hendersonglobalinvestors.com.

Approval of continuation of investment advisory agreement

The Board of Trustees of Henderson Global Funds oversees the management of the Fund and, as required by law, the investment advisory agreement for the Fund.

In connection with their consideration of that agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by Henderson Global Investors (North America) Inc. (the “Adviser”) in response to detailed requests of the Independent Trustees and their independent legal counsel. The Trustees also discussed with representatives of management the operations of the Fund and the nature and quality of the advisory and other services provided to the Fund by the Adviser. The Independent Trustees also received and reviewed a memorandum from their counsel regarding their responsibilities in considering continuation of the agreements. Throughout their consideration of the agreements the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met with management to consider the agreements, and at that meeting they also met separately in executive session with their counsel.

May 20, 2011 meeting

At a meeting held on May 20, 2011, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Nature, extent and quality of services

The Trustees reviewed and considered the nature, extent and quality of the services provided to the Fund by the Adviser and the Subadviser, taking into account the investment objective and strategy of the Fund and the knowledge they had gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the Subadviser, especially the personnel who provide investment management services to the Fund. The Trustees also considered other services provided to the Fund by the Adviser and the Subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund’s investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Fund and with applicable securities laws and regulations.

Performance and fees

The Trustees reviewed the management fees, expense ratios, and performance for the Fund, including comparative and percentile ranking information provided in the Lipper Analytical Report. The Trustees then considered the Fund’s investment performance over various time periods. They reviewed information comparing the Fund’s performance with the performance of the Fund’s benchmark and with the performance of comparable funds and peer groups identified by Lipper, an independent provider of investment company data.

The Trustees next examined information on the fees and other expenses paid by the Fund in comparison to information for other comparable funds as provided by Lipper.

The Trustees considered the methodology used by the Adviser and the Subadviser in determining compensation payable to portfolio managers, the very competitive environment for investment management talent and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed the management fees of the Adviser and the Subadviser for certain affiliated separate accounts and certain non-affiliated sub-advised funds (for which the Adviser or the Subadviser provides only portfolio management services).

The Trustees also reviewed the financial statements of the Adviser and financial information related to its parent company and its corporate structure. In their review, the Trustees considered whether the Adviser and the Subadviser receive adequate incentives to manage the Fund effectively. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the

18

Henderson Global Funds	Other information
(unaudited)

organizational structure of the particular manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager’s capital structure and cost of capital.

Economies of scale

The Trustees received and considered information about the potential of the Adviser to experience economies of scale as the assets of the Fund increase. The Trustees also noted that the advisory agreement included breakpoints in the fee schedule for the Fund, thereby sharing more economies of scale if the assets of the Fund increase significantly.

Other benefits to the adviser

The Trustees also considered benefits that accrue to the Adviser and the Subadviser from their relationship with the Fund and their use of commissions paid on portfolio brokerage transactions of the Fund to obtain research products and services benefiting the Fund and/or other clients.

June 7, 2011 meeting

At a meeting held on June 7, 2011, it was noted that the Board had met previously in-person on May 20, 2011, to review annual approval related materials. The representatives of the Adviser indicated that there had not been any material changes to the information that had been provided for the May 20, 2011 meeting.

Based on their evaluation of the information provided by the Adviser and the Subadviser and other information, the Trustees determined that the overall arrangements between the Fund and the Adviser were fair and reasonable in light of the nature and quality of the services provided by the Adviser and the Subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. In making that determination, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered paramount or dispositive and each Trustee may have weighed the information differently.

Nature, extent and quality of services

The Trustees reviewed and considered the nature, extent and quality of the services provided to the Fund by the Adviser and the Subadviser, taking into account the investment objective and strategy of the Fund and the knowledge they had gained from their May 20, 2011 meeting and their regular meetings with management on at least a quarterly basis. The Trustees concluded that the nature and extent of the services provided to the Fund by the Adviser and the Subadviser were appropriate and consistent with the terms of the respective advisory agreements, that the quality of those services had been consistent with quality norms in the industry and that the Fund was likely to benefit from the continued provision of those services. They also concluded that the Adviser and the Subadviser had sufficient personnel with the appropriate education and experience to serve the Fund effectively, and had demonstrated their continuing ability to attract and retain well-qualified personnel.

Performance and fees

The Trustees considered the Fund’s investment performance over various time periods. They concluded that the performance of the Fund met or exceeded acceptable levels and that the Fund and its shareholders were benefiting from the current management of the Fund.

The Trustees examined information on the fees and other expenses paid by the Fund in comparison to information for other comparable funds as provided by Lipper. The Trustees also reviewed the management fees of the Adviser and the Subadviser for certain affiliated separate accounts and certain non-affiliated sub-advised funds (for which the Adviser or the Subadviser provides only portfolio management services). The Trustees reviewed information on the profitability of (or loss) to the Adviser and its affiliates of their relationships with the Fund and concluded that the Adviser’s profitability level with respect to the Fund in relation to the services rendered was not unreasonable. Finally, the Trustees considered the financial condition of the Adviser and the Subadviser, which they found to be sound.

The Trustees concluded that the management fees and other compensation payable by the Fund to the Adviser, as well as the fees paid by the Adviser to the Subadviser, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees the Adviser and the Subadviser charge to other clients. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the size of the Fund, the quality of services provided by the Adviser and the Subadviser, the investment performance of the Fund and the expense limitations agreed to by the Adviser.

Economies of scale

The Trustees received and considered information about the potential of the Adviser to experience economies of scale as the assets of the Fund increase. Based on all of the information they reviewed, the Trustees concluded that the current fee structure of the Fund was reasonable and that those rates of fees do reflect a sharing between the Adviser

19

Henderson Global Funds	Other information
(unaudited)

and the Fund of economies of scale at the current asset level of the Fund.

Other benefits to the adviser

The Trustees also considered benefits that accrue to the Adviser and the Subadviser from their relationship with the Fund and their use of commissions paid on portfolio brokerage transactions of the Fund to obtain research products and services benefiting the Fund and/or other clients. The Trustees concluded that the use by the Adviser and the Subadviser of commissions paid by the Fund to obtain research products and services was consistent with regulatory requirements and likely benefits the Fund.

After full consideration of the above factors as well as other factors that were instructive in analyzing the management arrangements, the Trustees, including all of the Independent Trustees, concluded that the continuation of the investment advisory and sub-advisory agreement was in the best interest of the Fund and its shareholders.

Federal tax information

Certain tax information for the Fund is required to be provided to shareholders based on the Fund’s income and distributions for the taxable year ending December 31, 2011. In February 2012, shareholders will receive Form 1099-DIV which will include their share of foreign tax credit, qualified dividends and capital gains distributed during the calendar year 2011. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Shareholder expense

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. The example in Table 1 and Table 2 is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2011.

Actual expenses

Table 1 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for
comparison purposes

Table 2 provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus you should not use the hypothetical account values and expenses to estimate your actual ending account balance or the expense attributable to your investment during the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

20

Henderson Global Funds	Other information
(unaudited)

Expenses paid during the period include amounts reflected in the Fund Statement of Operations net of reimbursements by the investment advisor. The annualized expense ratios used in the example are as follows:

	Class A	Class C	Class I
International All Cap
Equity Fund	1.36%	2.11%	1.11%

Please note that the expenses do not reflect shareowner transaction costs such as front-end sales charges and redemption fees. These fees are described for the Fund and share class in the Performance summary of this report on page 3. Table 2 is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Table 1				Table 2
	Beginning	Ending			Beginning	Ending
	account	account	Expenses	Hypothetical	account	account	Expenses
	value	value	paid	(assuming a	value	value	paid
	January 1,	June 30,	during	5% return	January 1,	June 30,	during
Actual	2011	2011	the Period*	before expenses)	2011	2011	the Period*
International				International
All Cap				All Cap
Equity Fund				Equity Fund
Class A	$1,000.00	$1,010.10	$6.78	Class A	$1,000.00	$1,018.26	$6.81
Class C	$1,000.00	$1,005.60	$10.49	Class C	$1,000.00	$1,014.54	$10.54
Class I	$1,000.00	$1,011.20	$5.54	Class I	$1,000.00	$1,019.50	$5.56

* Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period multiplied by 181 days in the period, and divided by 365 (to reflect the one-half year period).

21

Henderson Global Funds

Trustees	Investment Adviser
C. Gary Gerst, Chairman	Henderson Global Investors (North America) Inc.
James W. Atkinson	737 North Michigan Avenue, Suite 1700
Roland C. Baker	Chicago, IL 60611
Faris F. Chesley
Richard W. Durkes	Transfer Agent
James G. O’Brien*	State Street Bank & Trust Company
Charles Thompson II*	State Street Financial Center
One Lincoln Street
Officers	Boston, MA 02111
James G. O’Brien, President
Alanna P. Nensel, Vice President	For more information
Charles Thompson II, Vice President	Please call 1.866.4HENDERSON
Scott E. Volk, Vice President	(1.866.443.6337)
Christopher K. Yarbrough, Secretary	or visit our website:
Kenneth A. Kalina, Chief Compliance Officer	www.hendersonglobalinvestors.com
Troy M. Statczar, Treasurer
Richard J. Mitchell, Assistant Treasurer

*Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change hereafter. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information. Henderson Global Investors is the name under which various subsidiaries of Henderson Group plc, a UK limited company, provide investment products and services.

Foreside Fund Services, LLC, Distributor

23

Privacy notice

Henderson Global Funds

This notice describes the privacy practices followed by Henderson Global Funds.

     Your privacy is our top priority. Our policy is to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not share any nonpublic personal information of shareholders or former shareholders with any nonaffiliated third parties, except as permitted by law or as authorized by our shareholders.

     In the course of providing products and services to you, we collect nonpublic personal information about you from various sources such as account applications or agreements, other account forms, transactions in your account, and from information captured on our website, including any information captured through our use of “cookies.” Such information may include your name, address, account or tax identification number, the types and amounts of investments, and bank account information. More detailed information about our Internet policy is available on our website, www.henderson.com.

     In the normal course of serving shareholders, we may share information we collect with entities that help us process information or service your request, such as transfer agents, custodians, broker-dealers and marketing service firms, as well as with other financial institutions with whom we have joint marketing agreements. We may share information in connection with servicing accounts or to inform shareholders of products and services that we believe may be of interest to them. The organizations that receive shareholder information will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purpose. We will disclose your personal information to government agencies, law enforcement officials, and others in the limited circumstances where we believe, in good faith, that such disclosure is required or permitted by law. For example, we will disclose your personal information in order to comply with a court order, to cooperate with government or industry regulators, or law enforcement authorities.

     Access to customers’ nonpublic personal information is restricted to employees who need to access that information. To guard shareholder’s nonpublic personal information, we use industry standard physical, electronic, and procedural safeguards. A shareholder’s right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

     For questions concerning this policy, please contact us by writing to: Alanna Nensel, Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611.

Item 2.  Code of Ethics.

Not required.

Item 3.  Audit Committee Financial Expert.

Not required.

Item 4.  Principal Accountant Fees and Services.

Not required.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)	Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       September 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       September 8, 2011

By:           /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       September 8, 2011